UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Distributions (Unaudited) Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity® Variable Insurance Products:
Value Strategies Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.67%
Actual		$ 1,000.00	$ 1,056.00	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Service Class	.77%
Actual		$ 1,000.00	$ 1,055.40	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Service Class 2.92%
Actual		$ 1,000.00	$ 1,054.30	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61
Investor Class	.75%
Actual		$ 1,000.00	$ 1,055.60	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	5.5	5.7
Apple, Inc.	4.7	4.0
Delphi Automotive PLC	4.0	3.4
Bank of America Corp.	3.8	3.9
Symantec Corp.	2.9	3.1
General Motors Co.	2.8	2.9
Sanofi SA sponsored ADR	2.7	3.2
Universal Health Services, Inc. Class B	2.6	2.0
U.S. Bancorp	2.5	2.5
Cott Corp.	2.3	1.6
	33.8
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.5	20.8
Health Care	16.4	15.1
Financials	13.1	13.6
Information Technology	12.8	14.5
Materials	8.7	9.8
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks 96.0%		Stocks 96.3%
	Bonds 0.3%		Bonds 1.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.7%		Short-Term Investments and Net Other Assets (Liabilities) 2.7%
* Foreign investments	17.7%	** Foreign investments	17.5%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 22.5%
Auto Components - 4.6%
Delphi Automotive PLC	229,131	$ 19,496,757
Tenneco, Inc. (a)	51,276	2,945,293
		22,442,050
Automobiles - 3.1%
General Motors Co.	409,064	13,634,103
Volkswagen AG	5,739	1,327,931
		14,962,034
Diversified Consumer Services - 1.4%
Service Corp. International	226,500	6,665,895
Hotels, Restaurants & Leisure - 1.9%
Cedar Fair LP (depositary unit)	72,380	3,943,986
Wyndham Worldwide Corp.	63,633	5,212,179
		9,156,165
Household Durables - 4.0%
Lennar Corp. Class A	135,214	6,901,323
PulteGroup, Inc.	237,011	4,775,772
Ryland Group, Inc.	48,200	2,235,034
Standard Pacific Corp. (a)	594,150	5,293,877
		19,206,006
Leisure Products - 3.0%
Hasbro, Inc.	84,903	6,349,895
Vista Outdoor, Inc. (a)	177,500	7,969,750
		14,319,645
Media - 1.0%
Omnicom Group, Inc.	37,388	2,598,092
Regal Entertainment Group Class A (d)	103,000	2,153,730
		4,751,822
Specialty Retail - 3.2%
Asbury Automotive Group, Inc. (a)	109,359	9,910,113
GameStop Corp. Class A (d)	126,987	5,455,362
		15,365,475
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	11,600	1,336,320
TOTAL CONSUMER DISCRETIONARY		108,205,412
CONSUMER STAPLES - 6.8%
Beverages - 2.3%
Cott Corp.	1,117,961	10,933,659
Food & Staples Retailing - 1.7%
CVS Health Corp.	75,500	7,918,440
Food Products - 2.1%
Bunge Ltd.	32,586	2,861,051
Calavo Growers, Inc.	73,872	3,836,173
SunOpta, Inc. (a)	313,515	3,364,016
		10,061,240

	Shares	Value
Household Products - 0.7%
Procter & Gamble Co.	45,200	$ 3,536,448
TOTAL CONSUMER STAPLES		32,449,787
ENERGY - 3.5%
Energy Equipment & Services - 0.5%
Halliburton Co.	57,200	2,463,604
Nuverra Environmental Solutions, Inc. (a)	10	63
		2,463,667
Oil, Gas & Consumable Fuels - 3.0%
EP Energy Corp. (a)(d)	87,400	1,112,602
HollyFrontier Corp.	47,700	2,036,313
Kinder Morgan, Inc.	53,100	2,038,509
The Williams Companies, Inc.	49,200	2,823,588
Valero Energy Corp.	104,200	6,522,920
		14,533,932
TOTAL ENERGY		16,997,599
FINANCIALS - 13.1%
Banks - 10.0%
Bank of America Corp.	1,068,187	18,180,543
CIT Group, Inc.	49,051	2,280,381
Citigroup, Inc.	72,377	3,998,105
JPMorgan Chase & Co.	37,000	2,507,120
Regions Financial Corp.	242,437	2,511,647
U.S. Bancorp	274,616	11,918,334
Wells Fargo & Co.	120,130	6,756,111
		48,152,241
Capital Markets - 0.7%
The Blackstone Group LP	83,300	3,404,471
Insurance - 2.4%
AFLAC, Inc.	80,114	4,983,091
American International Group, Inc.	64,202	3,968,968
Unum Group	69,740	2,493,205
		11,445,264
TOTAL FINANCIALS		63,001,976
HEALTH CARE - 16.4%
Health Care Equipment & Supplies - 6.4%
Alere, Inc. (a)	54,817	2,891,597
Boston Scientific Corp. (a)	568,400	10,060,680
C.R. Bard, Inc.	24,000	4,096,800
St. Jude Medical, Inc.	147,500	10,777,825
Zimmer Biomet Holdings, Inc.	27,300	2,981,979
		30,808,881
Health Care Providers & Services - 3.4%
DaVita HealthCare Partners, Inc. (a)	50,504	4,013,553
Universal Health Services, Inc. Class B	88,786	12,616,491
		16,630,044
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	56,300	$ 2,172,054
PerkinElmer, Inc.	66,100	3,479,504
		5,651,558
Pharmaceuticals - 5.4%
Johnson & Johnson	59,800	5,828,108
Merck & Co., Inc.	124,400	7,082,092
Sanofi SA sponsored ADR	259,656	12,860,762
		25,770,962
TOTAL HEALTH CARE		78,861,445
INDUSTRIALS - 6.7%
Aerospace & Defense - 4.1%
Esterline Technologies Corp. (a)	57,278	5,460,885
Honeywell International, Inc.	44,400	4,527,468
Orbital ATK, Inc.	88,750	6,510,700
Textron, Inc.	71,233	3,179,129
		19,678,182
Machinery - 1.9%
Blount International, Inc.	161,296	1,761,352
Deere & Co.	27,500	2,668,875
Ingersoll-Rand PLC	66,200	4,463,204
		8,893,431
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	148,700	3,371,029
TOTAL INDUSTRIALS		31,942,642
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.4%
Cisco Systems, Inc.	63,700	1,749,202
IT Services - 0.7%
Fidelity National Information Services, Inc.	51,640	3,191,352
Semiconductors & Semiconductor Equipment - 2.8%
Cypress Semiconductor Corp. (d)	479,872	5,643,295
MagnaChip Semiconductor Corp. (a)	303,800	2,345,336
Micron Technology, Inc. (a)	175,542	3,307,211
ON Semiconductor Corp. (a)	204,891	2,395,176
		13,691,018
Software - 4.2%
Microsoft Corp.	136,676	6,034,245
Symantec Corp.	600,629	13,964,624
		19,998,869
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	180,240	22,606,602
TOTAL INFORMATION TECHNOLOGY		61,237,043

	Shares	Value
MATERIALS - 8.7%
Chemicals - 8.0%
Ashland, Inc.	25,900	$ 3,157,210
Axiall Corp.	90,439	3,260,326
LyondellBasell Industries NV Class A	255,108	26,408,776
PPG Industries, Inc.	49,194	5,643,536
		38,469,848
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	51,800	3,118,360
TOTAL MATERIALS		41,588,208
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Level 3 Communications, Inc. (a)	177,665	9,357,616
UTILITIES - 3.6%
Electric Utilities - 0.4%
NextEra Energy, Inc.	21,100	2,068,433
Independent Power and Renewable Electricity Producers - 2.0%
Calpine Corp. (a)	262,037	4,714,046
The AES Corp.	358,992	4,760,234
		9,474,280
Multi-Utilities - 1.2%
Sempra Energy	57,161	5,655,509
TOTAL UTILITIES		17,198,222
TOTAL COMMON STOCKS (Cost $269,497,601)		460,839,950
Nonconvertible Bonds - 0.3%
Principal Amount
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Peabody Energy Corp. 6.25% 11/15/21 (Cost $4,225,457)	$ 4,595,000	1,562,300
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	17,405,812	$ 17,405,812
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	3,123,725	3,123,725
TOTAL MONEY MARKET FUNDS (Cost $20,529,537)		20,529,537
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $294,252,595)		482,931,787
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,951,184)
NET ASSETS - 100%		$ 479,980,603
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,979
Fidelity Securities Lending Cash Central Fund	125,242
Total	$ 134,221
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 108,205,412	$ 108,205,412	$ -	$ -
Consumer Staples	32,449,787	32,449,787	-	-
Energy	16,997,599	16,997,599	-	-
Financials	63,001,976	63,001,976	-	-
Health Care	78,861,445	78,861,445	-	-
Industrials	31,942,642	31,942,642	-	-
Information Technology	61,237,043	61,237,043	-	-
Materials	41,588,208	41,588,208	-	-
Telecommunication Services	9,357,616	9,357,616	-	-
Utilities	17,198,222	17,198,222	-	-
Corporate Bonds	1,562,300	-	1,562,300	-
Money Market Funds	20,529,537	20,529,537	-	-
Total Investments in Securities:	$ 482,931,787	$ 481,369,487	$ 1,562,300	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.3%
Netherlands	5.5%
Bailiwick of Jersey	4.0%
Canada	3.0%
France	2.7%
Bermuda	1.3%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,030,402) - See accompanying schedule: Unaffiliated issuers (cost $273,723,058)	$ 462,402,250
Fidelity Central Funds (cost $20,529,537)	20,529,537
Total Investments (cost $294,252,595)		$ 482,931,787
Receivable for fund shares sold		241,718
Dividends receivable		406,390
Interest receivable		36,679
Distributions receivable from Fidelity Central Funds		6,953
Other receivables		27,852
Total assets		483,651,379

Liabilities
Payable for fund shares redeemed	$ 192,327
Accrued management fee	222,529
Distribution and service plan fees payable	49,009
Other affiliated payables	51,058
Other payables and accrued expenses	32,128
Collateral on securities loaned, at value	3,123,725
Total liabilities		3,670,776

Net Assets		$ 479,980,603
Net Assets consist of:
Paid in capital		$ 336,456,877
Undistributed net investment income		2,557,338
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(47,712,717)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		188,679,105
Net Assets		$ 479,980,603

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class:
Net Asset Value, offering price and redemption price per share ($108,354,859 ÷ 6,760,132 shares)	$ 16.03

Service Class:
Net Asset Value, offering price and redemption price per share ($28,691,550 ÷ 1,794,606 shares)	$ 15.99

Service Class 2:
Net Asset Value, offering price and redemption price per share ($219,610,899 ÷ 13,636,965 shares)	$ 16.10

Investor Class:
Net Asset Value, offering price and redemption price per share ($123,323,295 ÷ 7,732,139 shares)	$ 15.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 4,090,769
Interest		219,130
Income from Fidelity Central Funds		134,221
Total income		4,444,120

Expenses
Management fee	$ 1,310,939
Transfer agent fees	208,424
Distribution and service plan fees	293,194
Accounting and security lending fees	94,442
Custodian fees and expenses	3,731
Independent trustees' compensation	987
Audit	31,927
Legal	698
Miscellaneous	1,416
Total expenses before reductions	1,945,758
Expense reductions	(5,550)	1,940,208
Net investment income (loss)		2,503,912
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,759,956
Foreign currency transactions	2,080
Total net realized gain (loss)		12,762,036
Change in net unrealized appreciation (depreciation) on: Investment securities	10,090,083
Assets and liabilities in foreign currencies	(243)
Total change in net unrealized appreciation (depreciation)		10,089,840
Net gain (loss)		22,851,876
Net increase (decrease) in net assets resulting from operations		$ 25,355,788

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,503,912	$ 4,099,515
Net realized gain (loss)	12,762,036	1,390,127
Change in net unrealized appreciation (depreciation)	10,089,840	23,719,540
Net increase (decrease) in net assets resulting from operations	25,355,788	29,209,182
Distributions to shareholders from net investment income	-	(4,203,434)
Distributions to shareholders from net realized gain	(302,706)	-
Total distributions	(302,706)	(4,203,434)
Share transactions - net increase (decrease)	(13,173,256)	(37,206,660)
Total increase (decrease) in net assets	11,879,826	(12,200,912)

Net Assets
Beginning of period	468,100,777	480,301,689
End of period (including undistributed net investment income of $2,557,338 and undistributed net investment income of $53,426, respectively)	$ 479,980,603	$ 468,100,777

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.19	$ 14.37	$ 11.11	$ 8.78	$ 9.74	$ 7.73
Income from Investment Operations
Net investment income (loss) E	.09	.15	.12	.07H	.10I	.04J
Net realized and unrealized gain (loss)	.76	.83	3.26	2.32	(.96)	2.02
Total from investment operations	.85	.98	3.38	2.39	(.86)	2.06
Distributions from net investment income	-	(.16)	(.12)	(.06)	(.10)	(.05)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01)	(.16)	(.12)	(.06)	(.10)	(.05)
Net asset value, end of period	$ 16.03	$ 15.19	$ 14.37	$ 11.11	$ 8.78	$ 9.74
Total ReturnB, C, D	5.60%	6.80%	30.49%	27.28%	(8.81)%	26.63%
Ratios to Average Net Assets F, K
Expenses before reductions	.67%A	.68%	.68%	.70%	.70%	.72%
Expenses net of fee waivers, if any	.67%A	.68%	.68%	.70%	.70%	.71%
Expenses net of all reductions	.67%A	.68%	.68%	.68%	.70%	.70%
Net investment income (loss)	1.19%A	1.02%	.94%	.72%H	1.04%I	.44%J
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,355	$ 107,742	$ 115,594	$ 93,738	$ 77,432	$ 90,459
Portfolio turnover rate G	11%A	9%	28%	27%	42%	89%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .28%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.16	$ 14.34	$ 11.08	$ 8.76	$ 9.71	$ 7.71
Income from Investment Operations
Net investment income (loss) E	.09	.14	.11	.06H	.09I	.03J
Net realized and unrealized gain (loss)	.75	.82	3.26	2.31	(.95)	2.01
Total from investment operations	.84	.96	3.37	2.37	(.86)	2.04
Distributions from net investment income	-	(.14)	(.11)	(.05)	(.09)	(.04)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01)	(.14)	(.11)	(.05)	(.09)	(.04)
Net asset value, end of period	$ 15.99	$ 15.16	$ 14.34	$ 11.08	$ 8.76	$ 9.71
Total ReturnB, C, D	5.54%	6.69%	30.44%	27.10%	(8.85)%	26.45%
Ratios to Average Net Assets F, K
Expenses before reductions	.77%A	.77%	.78%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.77%A	.77%	.78%	.79%	.80%	.80%
Expenses net of all reductions	.77%A	.77%	.78%	.78%	.79%	.79%
Net investment income (loss)	1.09%A	.93%	.84%	.62%H	.94%I	.35%J
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,692	$ 29,109	$ 33,460	$ 27,293	$ 27,695	$ 35,780
Portfolio turnover rate G	11%A	9%	28%	27%	42%	89%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .16%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .19%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.28	$ 14.46	$ 11.18	$ 8.83	$ 9.79	$ 7.77
Income from Investment Operations
Net investment income (loss) E	.07	.12	.09	.05H	.08I	.02J
Net realized and unrealized gain (loss)	.76	.82	3.28	2.34	(.97)	2.03
Total from investment operations	.83	.94	3.37	2.39	(.89)	2.05
Distributions from net investment income	-	(.12)	(.09)	(.04)	(.07)	(.03)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01)	(.12)	(.09)	(.04)	(.07)	(.03)
Net asset value, end of period	$ 16.10	$ 15.28	$ 14.46	$ 11.18	$ 8.83	$ 9.79
Total ReturnB, C, D	5.43%	6.51%	30.18%	27.06%	(9.04)%	26.34%
Ratios to Average Net Assets F, K
Expenses before reductions	.92%A	.92%	.93%	.94%	.95%	.96%
Expenses net of fee waivers, if any	.92%A	.92%	.93%	.94%	.95%	.95%
Expenses net of all reductions	.92%A	.92%	.93%	.93%	.94%	.94%
Net investment income (loss)	.94%A	.78%	.69%	.47%H	.79%I	.20%J
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,611	$ 220,494	$ 215,780	$ 155,316	$ 122,641	$ 162,391
Portfolio turnover rate G	11%A	9%	28%	27%	42%	89%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .25%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.12	$ 14.31	$ 11.06	$ 8.74	$ 9.70	$ 7.70
Income from Investment Operations
Net investment income (loss) E	.09	.14	.11	.06H	.09I	.03J
Net realized and unrealized gain (loss)	.75	.82	3.25	2.32	(.96)	2.01
Total from investment operations	.84	.96	3.36	2.38	(.87)	2.04
Distributions from net investment income	-	(.15)	(.11)	(.06)	(.09)	(.04)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01)	(.15)	(.11)	(.06)	(.09)	(.04)
Net asset value, end of period	$ 15.95	$ 15.12	$ 14.31	$ 11.06	$ 8.74	$ 9.70
Total ReturnB, C, D	5.56%	6.67%	30.45%	27.21%	(8.92)%	26.51%
Ratios to Average Net Assets F, K
Expenses before reductions	.75%A	.76%	.76%	.78%	.78%	.80%
Expenses net of fee waivers, if any	.75%A	.76%	.76%	.78%	.78%	.79%
Expenses net of all reductions	.75%A	.75%	.76%	.76%	.78%	.78%
Net investment income (loss)	1.11%A	.94%	.86%	.64%H	.96%I	.36%J
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,323	$ 110,755	$ 115,468	$ 77,935	$ 55,809	$ 62,416
Portfolio turnover rate G	11%A	9%	28%	27%	42%	89%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .17%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 196,384,736
Gross unrealized depreciation	(7,761,379)
Net unrealized appreciation (depreciation) on securities	$ 188,623,357

Tax cost	$ 294,308,430

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (9,693,810)
2017	(50,443,774)
Total capital loss carryforward	$ (60,137,584)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $25,561,373 and $38,384,883, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 14,583
Service Class 2	278,611
$ 293,194

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

statements and out of pocket expenses, equal to an annual rate of .07% ( .15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 37,293
Service Class	9,711
Service Class 2	74,220
Investor Class	87,200
$ 208,424

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $543 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $368 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $125,242, including $9,136 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,936 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Investor Class expenses, during the period in the amount of $2,605.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Initial Class	$ -	$ 1,114,327
Service Class	-	268,257
Service Class 2	-	1,762,044
Investor Class	-	1,058,806
Total	$ -	$ 4,203,434
From net realized gain
Initial Class	$ 70,219	$ -
Service Class	18,901	-
Service Class 2	141,025	-
Investor Class	72,561	-
Total	$ 302,706	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Initial Class
Shares sold	224,516	540,165	$ 3,546,323	$ 7,945,641
Reinvestment of distributions	4,542	72,642	70,219	1,114,327
Shares redeemed	(561,134)	(1,563,863)	(8,871,632)	(22,913,193)
Net increase (decrease)	(332,076)	(951,056)	$ (5,255,090)	$ (13,853,225)
Service Class
Shares sold	61,199	279,827	$ 971,272	$ 4,158,734
Reinvestment of distributions	1,225	17,533	18,901	268,257
Shares redeemed	(187,885)	(710,585)	(2,961,129)	(10,605,942)
Net increase (decrease)	(125,461)	(413,225)	$ (1,970,956)	$ (6,178,951)
Service Class 2
Shares sold	1,172,231	1,957,674	$ 18,404,520	$ 29,377,490
Reinvestment of distributions	9,069	114,196	141,025	1,762,044
Shares redeemed	(1,972,528)	(2,566,837)	(31,104,676)	(37,877,944)
Net increase (decrease)	(791,228)	(494,967)	$ (12,559,131)	$ (6,738,410)
Investor Class
Shares sold	848,681	836,338	$ 13,482,017	$ 12,348,208
Reinvestment of distributions	4,715	69,339	72,561	1,058,806
Shares redeemed	(445,121)	(1,652,617)	(6,942,657)	(23,843,088)
Net increase (decrease)	408,275	(746,940)	$ 6,611,921	$ (10,436,074)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 32% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 30% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPVS-SANN-0815
1.774744.113

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.63%
Actual		$ 1,000.00	$ 1,052.50	$ 3.21
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16
Service Class	.73%
Actual		$ 1,000.00	$ 1,051.80	$ 3.71
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Service Class 2.88%
Actual		$ 1,000.00	$ 1,050.90	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Investor Class	.71%
Actual		$ 1,000.00	$ 1,051.90	$ 3.61
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc.	1.4	1.2
Polaris Industries, Inc.	1.3	0.8
G-III Apparel Group Ltd.	1.2	1.0
Textron, Inc.	1.2	1.2
Electronic Arts, Inc.	1.1	0.9
Cardinal Health, Inc.	1.1	1.2
CBRE Group, Inc.	1.1	1.0
Jones Lang LaSalle, Inc.	1.1	0.9
FedEx Corp.	1.0	1.1
Total System Services, Inc.	1.0	0.9
	11.5
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.9	25.1
Consumer Discretionary	18.5	16.7
Financials	18.2	15.5
Industrials	15.5	17.2
Health Care	13.8	13.3
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks 99.9%		Stocks 100.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) (0.1)%†
*Foreign investments	11.7%	**Foreign investments	11.7%

† Amount not included in the pie chart

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 1.3%
Delphi Automotive PLC	349,761	$ 29,761,163
Gentex Corp.	2,387,192	39,197,693
Johnson Controls, Inc.	272,700	13,506,831
Modine Manufacturing Co. (a)	147,000	1,577,310
Tenneco, Inc. (a)	177,476	10,194,221
Visteon Corp. (a)	233,022	24,462,650
		118,699,868
Diversified Consumer Services - 0.3%
Houghton Mifflin Harcourt Co. (a)	896,064	22,580,813
ServiceMaster Global Holdings, Inc.	213,200	7,711,444
		30,292,257
Hotels, Restaurants & Leisure - 3.1%
Brinker International, Inc.	656,667	37,856,853
Buffalo Wild Wings, Inc. (a)	89,100	13,961,079
DineEquity, Inc.	701,100	69,471,999
Jubilant Foodworks Ltd. (a)	75,070	2,193,994
Las Vegas Sands Corp.	486,788	25,590,445
Panera Bread Co. Class A (a)	99,518	17,392,761
Texas Roadhouse, Inc. Class A	981,200	36,726,316
Wyndham Worldwide Corp.	993,200	81,353,012
		284,546,459
Household Durables - 3.7%
Ethan Allen Interiors, Inc.	10,400	273,936
Harman International Industries, Inc.	142,805	16,985,227
Jarden Corp. (a)	1,400,250	72,462,938
Lennar Corp. Class A	1,547,400	78,979,296
NVR, Inc. (a)	48,214	64,606,760
PulteGroup, Inc.	3,361,600	67,736,240
Toll Brothers, Inc. (a)	145,900	5,571,921
Whirlpool Corp.	165,999	28,726,127
		335,342,445
Internet & Catalog Retail - 0.0%
Etsy, Inc. (d)	31,800	446,790
Leisure Products - 1.6%
Brunswick Corp.	545,500	27,744,130
Polaris Industries, Inc.	777,119	115,099,095
		142,843,225
Media - 1.0%
AMC Networks, Inc. Class A (a)	357,600	29,269,560
Interpublic Group of Companies, Inc.	2,216,085	42,703,958
Naspers Ltd. Class N	62,800	9,781,851
News Corp. Class A (a)	601,000	8,768,590
		90,523,959
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	1,089,900	86,091,201
Specialty Retail - 2.9%
AutoZone, Inc. (a)	50,232	33,499,721
Dick's Sporting Goods, Inc.	539,200	27,914,384
Foot Locker, Inc.	725,887	48,641,688

	Shares	Value
GNC Holdings, Inc.	728,500	$ 32,403,680
L Brands, Inc.	132,400	11,350,652
Party City Holdco, Inc.	37,700	764,179
Signet Jewelers Ltd.	345,643	44,325,258
TJX Companies, Inc.	598,300	39,589,511
Urban Outfitters, Inc. (a)	403,100	14,108,500
Williams-Sonoma, Inc.	159,000	13,080,930
		265,678,503
Textiles, Apparel & Luxury Goods - 3.7%
Deckers Outdoor Corp. (a)	574,200	41,325,174
G-III Apparel Group Ltd. (a)	1,575,466	110,834,033
Hanesbrands, Inc.	2,653,500	88,414,620
Page Industries Ltd.	21,178	5,036,498
PVH Corp.	344,500	39,686,400
Ralph Lauren Corp.	269,500	35,671,020
VF Corp.	214,276	14,943,608
		335,911,353
TOTAL CONSUMER DISCRETIONARY		1,690,376,060
CONSUMER STAPLES - 2.5%
Beverages - 0.7%
C&C Group PLC	1,427,368	5,595,015
Dr. Pepper Snapple Group, Inc.	788,225	57,461,603
		63,056,618
Food & Staples Retailing - 1.2%
CVS Health Corp.	626,847	65,743,713
Kroger Co.	587,600	42,606,876
		108,350,589
Food Products - 0.6%
Archer Daniels Midland Co.	204,154	9,844,306
Britannia Industries Ltd. (a)	16,320	709,450
Bunge Ltd.	448,288	39,359,686
Ingredion, Inc.	80,805	6,449,047
		56,362,489
TOTAL CONSUMER STAPLES		227,769,696
ENERGY - 3.1%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	264,581	16,324,648
Dril-Quip, Inc. (a)	479,600	36,089,900
Ensco PLC Class A	218,900	4,874,903
Halliburton Co.	815,100	35,106,357
Oceaneering International, Inc.	569,700	26,542,323
		118,938,131
Oil, Gas & Consumable Fuels - 1.8%
Apache Corp.	368,196	21,219,135
Chesapeake Energy Corp. (d)	97,800	1,092,426
Cimarex Energy Co.	308,252	34,003,278
Emerald Oil, Inc. warrants 2/4/16 (a)	129,809	1
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Energen Corp.	42,803	$ 2,923,445
EOG Resources, Inc.	113,300	9,919,415
Newfield Exploration Co. (a)	558,100	20,158,572
Phillips 66 Co.	238,285	19,196,240
Suncor Energy, Inc.	1,791,100	49,330,536
Teekay Tankers Ltd.	86,000	568,460
Western Refining, Inc.	149,200	6,508,104
		164,919,612
TOTAL ENERGY		283,857,743
FINANCIALS - 18.1%
Banks - 4.8%
Boston Private Financial Holdings, Inc.	1,733,516	23,246,450
CIT Group, Inc.	260,200	12,096,698
Comerica, Inc.	787,529	40,415,988
Commerce Bancshares, Inc.	781,380	36,545,143
CVB Financial Corp.	351,000	6,181,110
First Citizen Bancshares, Inc.	44,300	11,652,672
First Commonwealth Financial Corp.	1,170,400	11,224,136
First Republic Bank	250,700	15,801,621
Hilltop Holdings, Inc. (a)	236,300	5,692,467
Huntington Bancshares, Inc.	4,660,916	52,714,960
Investors Bancorp, Inc.	2,269,200	27,911,160
Lakeland Financial Corp.	594,046	25,763,775
M&T Bank Corp.	253,500	31,669,755
PacWest Bancorp	353,093	16,510,629
Prosperity Bancshares, Inc.	259,000	14,954,660
Regions Financial Corp.	2,885,400	29,892,744
SunTrust Banks, Inc.	936,165	40,273,818
UMB Financial Corp.	547,200	31,201,344
		433,749,130
Capital Markets - 3.3%
Ameriprise Financial, Inc.	578,413	72,261,136
E*TRADE Financial Corp. (a)	156,600	4,690,170
Invesco Ltd.	1,284,700	48,163,403
Lazard Ltd. Class A	845,545	47,553,451
LPL Financial (d)	197,200	9,167,828
Raymond James Financial, Inc.	768,095	45,763,100
Stifel Financial Corp. (a)	142,300	8,216,402
The Blackstone Group LP	1,374,335	56,169,071
Virtus Investment Partners, Inc.	76,800	10,156,800
		302,141,361
Consumer Finance - 1.4%
American Express Co.	97,889	7,607,933
Capital One Financial Corp.	423,400	37,246,498
SLM Corp. (a)	6,986,900	68,960,703
Springleaf Holdings, Inc. (a)	339,500	15,586,445
		129,401,579

	Shares	Value
Diversified Financial Services - 1.2%
CRISIL Ltd.	84,555	$ 2,574,970
McGraw Hill Financial, Inc.	830,030	83,376,514
Moody's Corp.	167,900	18,126,484
		104,077,968
Insurance - 3.9%
AFLAC, Inc.	728,900	45,337,580
Bajaj Finserv Ltd. (a)	58,922	1,420,342
Brown & Brown, Inc.	83,400	2,740,524
First American Financial Corp.	1,354,700	50,408,387
Hiscox Ltd.	1,744,960	23,003,437
Marsh & McLennan Companies, Inc.	1,183,484	67,103,543
Primerica, Inc.	551,820	25,212,656
Principal Financial Group, Inc.	1,141,700	58,557,793
Reinsurance Group of America, Inc.	664,958	63,084,565
The Chubb Corp.	214,300	20,388,502
The Travelers Companies, Inc.	9,000	869,940
		358,127,269
Real Estate Investment Trusts - 0.2%
American Realty Capital Properties, Inc.	552,800	4,494,264
Digital Realty Trust, Inc.	111,100	7,408,148
Mid-America Apartment Communities, Inc.	121,300	8,831,853
SL Green Realty Corp.	8,400	923,076
		21,657,341
Real Estate Management & Development - 2.2%
CBRE Group, Inc. (a)	2,651,523	98,106,351
Colliers International Group, Inc.	21,215	816,353
Jones Lang LaSalle, Inc.	569,560	97,394,760
		196,317,464
Thrifts & Mortgage Finance - 1.1%
Beneficial Bancorp, Inc. (a)	366,162	4,573,363
BofI Holding, Inc. (a)	200,900	21,237,139
Essent Group Ltd. (a)	1,549,000	42,365,150
Housing Development Finance Corp. Ltd.	349,130	7,121,498
Ladder Capital Corp. Class A	1,444,799	25,067,263
		100,364,413
TOTAL FINANCIALS		1,645,836,525
HEALTH CARE - 13.8%
Biotechnology - 0.3%
United Therapeutics Corp. (a)	148,100	25,761,995
Health Care Equipment & Supplies - 3.6%
Boston Scientific Corp. (a)	4,406,303	77,991,563
DENTSPLY International, Inc.	895,600	46,168,180
Hologic, Inc. (a)	2,055,024	78,214,213
Steris Corp. (d)	1,214,900	78,288,156
Zimmer Biomet Holdings, Inc.	475,300	51,917,019
		332,579,131
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 4.6%
Cardinal Health, Inc.	1,205,947	$ 100,877,467
Community Health Systems, Inc. (a)	502,200	31,623,534
DaVita HealthCare Partners, Inc. (a)	814,700	64,744,209
HCA Holdings, Inc. (a)	815,935	74,021,623
Laboratory Corp. of America Holdings (a)	77,500	9,394,550
McKesson Corp.	389,150	87,484,812
Molina Healthcare, Inc. (a)	32,400	2,277,720
Omnicare, Inc.	493,922	46,552,149
		416,976,064
Health Care Technology - 0.6%
Inovalon Holdings, Inc. Class A (d)	32,300	901,170
MedAssets, Inc. (a)	2,525,000	55,701,500
		56,602,670
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	682,806	26,342,655
Bruker Corp. (a)	577,300	11,782,693
Thermo Fisher Scientific, Inc.	584,663	75,865,871
		113,991,219
Pharmaceuticals - 3.4%
Allergan PLC (a)	242,945	73,724,090
Baxalta, Inc. (a)	87,700	2,801,138
Catalent, Inc. (a)	61,300	1,797,929
Endo Health Solutions, Inc. (a)	396,800	31,605,120
Horizon Pharma PLC (a)	555,400	19,294,596
Jazz Pharmaceuticals PLC (a)	385,871	67,940,307
Mallinckrodt PLC (a)	363,550	42,797,106
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,149,056	67,909,210
		307,869,496
TOTAL HEALTH CARE		1,253,780,575
INDUSTRIALS - 15.5%
Aerospace & Defense - 2.4%
Curtiss-Wright Corp.	487,448	35,310,733
Esterline Technologies Corp. (a)	238,248	22,714,564
Huntington Ingalls Industries, Inc.	239,800	26,999,082
Rockwell Collins, Inc.	334,583	30,898,740
Textron, Inc.	2,382,981	106,352,442
		222,275,561
Air Freight & Logistics - 1.0%
FedEx Corp.	547,711	93,329,954
Airlines - 1.4%
Allegiant Travel Co.	49,900	8,876,212

	Shares	Value
Southwest Airlines Co.	798,400	$ 26,419,056
Spirit Airlines, Inc. (a)	1,470,413	91,312,647
		126,607,915
Building Products - 0.4%
A.O. Smith Corp.	207,800	14,957,444
Apogee Enterprises, Inc.	148,171	7,799,721
Lennox International, Inc.	123,556	13,305,746
		36,062,911
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	111,100	3,941,828
G&K Services, Inc. Class A	203,000	14,035,420
Herman Miller, Inc.	303,600	8,783,148
HNI Corp.	209,077	10,694,289
KAR Auction Services, Inc.	321,282	12,015,947
Knoll, Inc.	417,300	10,445,019
Republic Services, Inc.	325,613	12,754,261
		72,669,912
Construction & Engineering - 1.2%
EMCOR Group, Inc.	995,928	47,575,481
Granite Construction, Inc.	20,336	722,131
Jacobs Engineering Group, Inc. (a)	953,155	38,717,156
Quanta Services, Inc. (a)	890,121	25,653,287
		112,668,055
Electrical Equipment - 0.1%
AMETEK, Inc.	185,500	10,161,690
Industrial Conglomerates - 0.5%
Roper Industries, Inc.	268,786	46,354,834
Machinery - 5.0%
AGCO Corp. (d)	751,800	42,687,204
Caterpillar, Inc.	244,165	20,710,075
Colfax Corp. (a)(d)	504,000	23,259,600
Cummins, Inc.	214,675	28,163,213
Deere & Co.	367,800	35,694,990
IDEX Corp.	17,500	1,375,150
Illinois Tool Works, Inc.	483,267	44,359,078
Ingersoll-Rand PLC	572,645	38,607,726
Manitowoc Co., Inc.	882,579	17,298,548
Mueller Industries, Inc.	719,904	24,995,067
Rexnord Corp. (a)	2,588,634	61,894,239
Snap-On, Inc.	327,400	52,138,450
Stanley Black & Decker, Inc.	50,200	5,283,048
Valmont Industries, Inc.	168,481	20,027,336
Wabtec Corp.	116,660	10,994,038
Woodward, Inc.	533,007	29,310,055
		456,797,817
Professional Services - 0.9%
CEB, Inc.	192,000	16,715,520
Dun & Bradstreet Corp.	506,605	61,805,810
		78,521,330
Road & Rail - 1.3%
ArcBest Corp.	503,600	16,014,480
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Con-way, Inc.	1,432,565	$ 54,967,519
CSX Corp.	193,000	6,301,450
J.B. Hunt Transport Services, Inc.	41,100	3,373,899
Old Dominion Freight Lines, Inc. (a)	66,100	4,534,791
Saia, Inc. (a)	764,405	30,033,472
Swift Transporation Co. (a)	270,878	6,140,804
		121,366,415
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	877,484	29,746,708
Misumi Group, Inc.	775,200	11,008,682
		40,755,390
TOTAL INDUSTRIALS		1,417,571,784
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc.	868,403	10,316,628
CommScope Holding Co., Inc. (a)	1,237,490	37,755,820
F5 Networks, Inc. (a)	558,854	67,258,079
Juniper Networks, Inc.	248,662	6,457,752
		121,788,279
Electronic Equipment & Components - 4.0%
Arrow Electronics, Inc. (a)	688,880	38,439,504
Avnet, Inc.	849,130	34,907,734
Belden, Inc.	761,100	61,824,153
CDW Corp.	2,103,220	72,098,382
IPG Photonics Corp. (a)(d)	76,900	6,549,958
Jabil Circuit, Inc.	260,900	5,554,561
Keysight Technologies, Inc. (a)	365,453	11,398,479
Methode Electronics, Inc. Class A	773,900	21,243,555
TE Connectivity Ltd.	854,666	54,955,024
Trimble Navigation Ltd. (a)	1,560,500	36,609,330
Zebra Technologies Corp. Class A (a)	178,400	19,811,320
		363,392,000
Internet Software & Services - 0.5%
Google, Inc. Class C	66,602	34,667,007
Tencent Holdings Ltd.	549,000	10,978,097
		45,645,104
IT Services - 9.2%
Alliance Data Systems Corp. (a)	239,090	69,799,935
Blackhawk Network Holdings, Inc. (a)	627,194	25,840,393
Broadridge Financial Solutions, Inc.	327,703	16,388,427
Cognizant Technology Solutions Corp. Class A (a)	31,100	1,899,899
Euronet Worldwide, Inc. (a)	1,228,577	75,803,201
EVERTEC, Inc.	971,493	20,634,511
Fidelity National Information Services, Inc.	1,308,677	80,876,239
Fiserv, Inc. (a)	922,814	76,436,684

	Shares	Value
FleetCor Technologies, Inc. (a)	387,240	$ 60,432,674
Genpact Ltd. (a)	2,845,288	60,689,993
Global Payments, Inc.	1,252,488	129,569,882
Maximus, Inc.	440,900	28,980,357
The Western Union Co.	1,514,148	30,782,629
Total System Services, Inc.	2,193,410	91,618,736
Vantiv, Inc. (a)	142,100	5,426,799
Visa, Inc. Class A	412,800	27,719,520
Xerox Corp.	2,866,449	30,499,017
		833,398,896
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp.	566,200	28,989,440
Atmel Corp.	4,240,633	41,791,438
Broadcom Corp. Class A	983,300	50,630,117
Cree, Inc. (a)	31,200	812,136
Freescale Semiconductor, Inc. (a)	1,576,318	63,005,430
Intersil Corp. Class A	709,008	8,869,690
Microchip Technology, Inc.	193,675	9,185,037
NVIDIA Corp.	1,598,633	32,148,510
NXP Semiconductors NV (a)	850,323	83,501,719
PMC-Sierra, Inc. (a)	4,932,150	42,219,204
Qorvo, Inc. (a)	547,200	43,923,744
Semtech Corp. (a)	536,900	10,657,465
		415,733,930
Software - 3.5%
Activision Blizzard, Inc.	1,350,700	32,700,447
Cadence Design Systems, Inc. (a)	2,987,500	58,734,250
Electronic Arts, Inc. (a)	1,565,690	104,118,385
Fair Isaac Corp.	71,400	6,481,692
Intuit, Inc.	232,097	23,388,415
Parametric Technology Corp. (a)	957,241	39,266,026
Rovi Corp. (a)	252,097	4,020,947
Synopsys, Inc. (a)	1,032,049	52,273,282
		320,983,444
Technology Hardware, Storage & Peripherals - 0.8%
EMC Corp.	1,519,239	40,092,717
SanDisk Corp.	313,100	18,228,682
Super Micro Computer, Inc. (a)	547,409	16,192,358
		74,513,757
TOTAL INFORMATION TECHNOLOGY		2,175,455,410
MATERIALS - 3.8%
Chemicals - 3.0%
Albemarle Corp. U.S.	538,356	29,754,936
Ashland, Inc.	86,126	10,498,759
Cytec Industries, Inc.	1,332,266	80,642,061
Eastman Chemical Co.	568,800	46,539,216
Ferro Corp. (a)	1,648,609	27,663,659
Methanex Corp.	255,500	14,262,178
PolyOne Corp.	972,760	38,103,009
Potash Corp. of Saskatchewan, Inc.	69,300	2,146,136
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	8,000	$ 917,760
Praxair, Inc.	198,500	23,730,675
		274,258,389
Containers & Packaging - 0.1%
Aptargroup, Inc.	189,630	12,092,705
Metals & Mining - 0.3%
B2Gold Corp. (a)	6,418,500	9,815,320
Constellium NV (a)	927,364	10,970,716
New Gold, Inc. (a)	2,039,120	5,469,217
		26,255,253
Paper & Forest Products - 0.4%
Boise Cascade Co. (a)	859,564	31,528,808
TOTAL MATERIALS		344,135,155
UTILITIES - 0.6%
Electric Utilities - 0.4%
Exelon Corp.	1,057,800	33,236,076
OGE Energy Corp.	295,000	8,428,150
		41,664,226
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	203,400	5,949,450
Multi-Utilities - 0.1%
CMS Energy Corp.	160,519	5,110,925
NiSource, Inc.	67,721	3,087,400
		8,198,325
TOTAL UTILITIES		55,812,001
TOTAL COMMON STOCKS (Cost $7,380,467,619)		9,094,594,949
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125% (Cost $8,358,700)	405,466	$ 10,534,007
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.15% (b)	6,263,686	6,263,686
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	77,293,150	77,293,150
TOTAL MONEY MARKET FUNDS (Cost $83,556,836)		83,556,836
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $7,472,383,155)		9,188,685,792
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(68,687,115)
NET ASSETS - 100%		$ 9,119,998,677
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,757
Fidelity Securities Lending Cash Central Fund	150,393
Total	$ 154,150
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,690,376,060	$ 1,690,376,060	$ -	$ -
Consumer Staples	227,769,696	227,769,696	-	-
Energy	283,857,743	283,857,742	1	-
Financials	1,656,370,532	1,656,370,532	-	-
Health Care	1,253,780,575	1,253,780,575	-	-
Industrials	1,417,571,784	1,417,571,784	-	-
Information Technology	2,175,455,410	2,164,477,313	10,978,097	-
Materials	344,135,155	344,135,155	-	-
Utilities	55,812,001	55,812,001	-	-
Money Market Funds	83,556,836	83,556,836	-	-
Total Investments in Securities:	$ 9,188,685,792	$ 9,177,707,694	$ 10,978,098	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.3%
Bermuda	4.1%
Ireland	3.2%
Netherlands	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $76,327,407) - See accompanying schedule: Unaffiliated issuers (cost $7,388,826,319)	$ 9,105,128,956
Fidelity Central Funds (cost $83,556,836)	83,556,836
Total Investments (cost $7,472,383,155)		$ 9,188,685,792
Cash		59,723
Receivable for investments sold		37,776,737
Receivable for fund shares sold		2,350,908
Dividends receivable		6,492,186
Distributions receivable from Fidelity Central Funds		36,157
Other receivables		124,800
Total assets		9,235,526,303

Liabilities
Payable for investments purchased	$ 24,314,300
Payable for fund shares redeemed	7,469,751
Accrued management fee	4,250,299
Distribution and service plan fees payable	1,412,379
Other affiliated payables	656,438
Other payables and accrued expenses	131,309
Collateral on securities loaned, at value	77,293,150
Total liabilities		115,527,626

Net Assets		$ 9,119,998,677
Net Assets consist of:
Paid in capital		$ 7,208,487,450
Undistributed net investment income		14,208,405
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		181,037,086
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,716,265,736
Net Assets		$ 9,119,998,677

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,530,570,399 ÷ 43,647,639 shares)	$ 35.07

Service Class: Net Asset Value, offering price and redemption price per share ($625,303,788 ÷ 17,974,241 shares)	$ 34.79

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,391,900,507 ÷ 187,263,550 shares)	$ 34.13

Investor Class: Net Asset Value, offering price and redemption price per share ($572,223,983 ÷ 16,398,866 shares)	$ 34.89

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 51,792,927
Income from Fidelity Central Funds		154,150
Total income		51,947,077

Expenses
Management fee	$ 25,165,861
Transfer agent fees	3,251,621
Distribution and service plan fees	8,430,578
Accounting and security lending fees	634,469
Custodian fees and expenses	53,146
Independent trustees' compensation	19,040
Audit	35,012
Legal	10,343
Interest	8,568
Miscellaneous	33,647
Total expenses before reductions	37,642,285
Expense reductions	(13,442)	37,628,843
Net investment income (loss)		14,318,234
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	213,568,328
Foreign currency transactions	94,637
Total net realized gain (loss)		213,662,965
Change in net unrealized appreciation (depreciation) on: Investment securities	230,145,027
Assets and liabilities in foreign currencies	279
Total change in net unrealized appreciation (depreciation)		230,145,306
Net gain (loss)		443,808,271
Net increase (decrease) in net assets resulting from operations		$ 458,126,505

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,318,234	$ 14,348,386
Net realized gain (loss)	213,662,965	1,118,713,559
Change in net unrealized appreciation (depreciation)	230,145,306	(608,445,007)
Net increase (decrease) in net assets resulting from operations	458,126,505	524,616,938
Distributions to shareholders from net investment income	-	(6,886,171)
Distributions to shareholders from net realized gain	(1,063,824,830)	(212,967,306)
Total distributions	(1,063,824,830)	(219,853,477)
Share transactions - net increase (decrease)	692,778,512	(445,133,654)
Total increase (decrease) in net assets	87,080,187	(140,370,193)

Net Assets
Beginning of period	9,032,918,490	9,173,288,683
End of period (including undistributed net investment income of $14,208,405 and distributions in excess of net investment income of $109,829, respectively)	$ 9,119,998,677	$ 9,032,918,490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.68	$ 36.39	$ 30.55	$ 29.08	$ 32.69	$ 25.54
Income from Investment Operations
Net investment income (loss) E	.09	.13	.18	.29	.08	.11
Net realized and unrealized gain (loss)	1.70	2.11	10.57	3.99	(3.55)	7.24
Total from investment operations	1.79	2.24	10.75	4.28	(3.47)	7.35
Distributions from net investment income	-	(.10)	(.19)	(.20) H	(.08)	(.11)
Distributions from net realized gain	(4.40)	(.85)	(4.72)	(2.61) H	(.06)	(.09)
Total distributions	(4.40)	(.95)	(4.91)	(2.81)	(.14)	(.20)
Net asset value, end of period	$ 35.07	$ 37.68	$ 36.39	$ 30.55	$ 29.08	$ 32.69
Total ReturnB, C, D	5.25%	6.29%	36.23%	14.83%	(10.61)%	28.83%
Ratios to Average Net Assets F, I
Expenses before reductions	.63%A	.64%	.64%	.65%	.66%	.66%
Expenses net of fee waivers, if any	.63%A	.64%	.64%	.65%	.66%	.66%
Expenses net of all reductions	.63%A	.63%	.63%	.63%	.65%	.66%
Net investment income (loss)	.50%A	.35%	.52%	.90%	.25%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,530,570	$ 1,476,171	$ 1,489,788	$ 1,217,359	$ 1,085,843	$ 1,372,063
Portfolio turnover rateG	22% A, J	142%	132%	187%	84%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
JThe portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.44	$ 36.16	$ 30.39	$ 28.93	$ 32.52	$ 25.40
Income from Investment Operations
Net investment income (loss) E	.07	.09	.15	.25	.05	.08
Net realized and unrealized gain (loss)	1.68	2.10	10.49	3.98	(3.54)	7.21
Total from investment operations	1.75	2.19	10.64	4.23	(3.49)	7.29
Distributions from net investment income	-	(.06)	(.15)	(.16) H	(.05)	(.08)
Distributions from net realized gain	(4.40)	(.85)	(4.72)	(2.61) H	(.06)	(.09)
Total distributions	(4.40)	(.91)	(4.87)	(2.77)	(.10) K	(.17)
Net asset value, end of period	$ 34.79	$ 37.44	$ 36.16	$ 30.39	$ 28.93	$ 32.52
Total ReturnB, C, D	5.18%	6.20%	36.06%	14.75%	(10.72)%	28.75%
Ratios to Average Net Assets F, I
Expenses before reductions	.73%A	.74%	.74%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.73%A	.74%	.74%	.75%	.76%	.76%
Expenses net of all reductions	.73%A	.73%	.73%	.73%	.75%	.75%
Net investment income (loss)	.40%A	.25%	.42%	.80%	.15%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 625,304	$ 622,227	$ 638,612	$ 525,875	$ 566,560	$ 749,636
Portfolio turnover rateG	22% A, J	142%	132%	187%	84%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
JThe portfolio turnover rate does not include the assets acquired in the merger. KTotal distributions of $.10 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 36.84	$ 35.60	$ 29.98	$ 28.58	$ 32.13	$ 25.10
Income from Investment Operations
Net investment income (loss) E	.04	.04	.09	.20	- L	.04
Net realized and unrealized gain (loss)	1.65	2.06	10.35	3.93	(3.49)	7.12
Total from investment operations	1.69	2.10	10.44	4.13	(3.49)	7.16
Distributions from net investment income	-	(.01)	(.10)	(.12) I	(.01)	(.04)
Distributions from net realized gain	(4.40)	(.85)	(4.72)	(2.61) I	(.06)	(.09)
Total distributions	(4.40)	(.86)	(4.82)	(2.73)	(.06) M	(.13)
Net asset value, end of period	$ 34.13	$ 36.84	$ 35.60	$ 29.98	$ 28.58	$ 32.13
Total ReturnB, C, D	5.09%	6.03%	35.87%	14.56%	(10.85)%	28.57%
Ratios to Average Net Assets F, J
Expenses before reductions	.88%A	.88%	.89%	.90%	.91%	.91%
Expenses net of fee waivers, if any	.88%A	.88%	.89%	.90%	.91%	.91%
Expenses net of all reductions	.88%A	.88%	.88%	.88%	.90%	.90%
Net investment income (loss)	.25%A	.10%	.27%	.65%	-% H	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,391,901	$ 6,431,011	$ 6,574,623	$ 5,335,565	$ 4,888,475	$ 5,507,254
Portfolio turnover rateG	22% A, K	142%	132%	187%	84%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds.
HAmount represents less than .01%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LAmount represents less than $.01 per share. MTotal distributions of $.06 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.055 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.53	$ 36.25	$ 30.46	$ 29.00	$ 32.60	$ 25.47
Income from Investment Operations
Net investment income (loss) E	.07	.10	.15	.26	.05	.09
Net realized and unrealized gain (loss)	1.69	2.10	10.52	3.98	(3.54)	7.22
Total from investment operations	1.76	2.20	10.67	4.24	(3.49)	7.31
Distributions from net investment income	-	(.07)	(.16)	(.17) I	(.06)	(.09)
Distributions from net realized gain	(4.40)	(.85)	(4.72)	(2.61) I	(.06)	(.09)
Total distributions	(4.40)	(.92)	(4.88)	(2.78)	(.11) H	(.18)
Net asset value, end of period	$ 34.89	$ 37.53	$ 36.25	$ 30.46	$ 29.00	$ 32.60
Total ReturnB, C, D	5.19%	6.20%	36.08%	14.74%	(10.70)%	28.76%
Ratios to Average Net Assets F, J
Expenses before reductions	.71%A	.72%	.73%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.71%A	.72%	.72%	.74%	.74%	.74%
Expenses net of all reductions	.71%A	.71%	.71%	.72%	.73%	.74%
Net investment income (loss)	.42%A	.27%	.44%	.82%	.17%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 572,224	$ 503,509	$ 470,265	$ 312,004	$ 314,362	$ 355,842
Portfolio turnover rateG	22% A, K	142%	132%	187%	84%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds.
HTotal distributions of $.11 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.055 per share. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,961,574,032
Gross unrealized depreciation	(260,660,003)
Net unrealized appreciation (depreciation) on securities	$ 1,700,914,029

Tax cost	$ 7,487,771,763

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and securities acquired in the merger, aggregated $982,388,518 and $1,424,415,991, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 317,978
Service Class 2	8,112,600
$ 8,430,578

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 501,400
Service Class	210,377
Service Class 2	2,142,529
Investor Class	397,315
$ 3,251,621

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $27,667 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,948,235.34%		$ 4,392

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,061 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $150,393. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,291,133. The weighted average interest rate was .60%. The interest expense amounted to $4,176 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,028 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $60.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Investor class expenses, during the period in the amount of $11,354.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Initial Class	$ -	$ 3,774,917
Service Class	-	990,351
Service Class 2	-	1,215,921
Investor Class	-	904,982
Total	$ -	$ 6,886,171
From net realized gain
Initial Class	$ 171,199,367	$ 34,174,917
Service Class	73,142,668	14,603,745
Service Class 2	760,753,605	153,016,366
Investor Class	58,729,190	11,172,278
Total	$ 1,063,824,830	$ 212,967,306

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Initial Class
Shares sold	2,178,993	3,868,698	$ 77,010,481	$ 141,786,603
Issued in exchange for the shares of VIP Growth Strategies Portfolio	360,771	-	12,767,680	-
Reinvestment of distributions	5,087,648	1,054,394	171,199,367	37,949,834
Shares redeemed	(3,151,844)	(6,692,546)	(111,616,504)	(244,766,127)
Net increase (decrease)	4,475,568	(1,769,454)	$ 149,361,024	$ (65,029,690)
Service Class
Shares sold	698,053	1,246,174	$ 24,802,945	$ 45,087,196
Issued in exchange for the shares of VIP Growth Strategies Portfolio	2,365	-	83,060	-
Reinvestment of distributions	2,190,556	437,179	73,142,668	15,594,096
Shares redeemed	(1,537,250)	(2,725,033)	(54,142,537)	(98,952,997)
Net increase (decrease)	1,353,724	(1,041,680)	$ 43,886,136	$ (38,271,705)
Service Class 2
Shares sold	3,839,016	12,121,569	$ 132,898,425	$ 436,064,579
Issued in exchange for the shares of VIP Growth Strategies Portfolio	219,579	-	7,566,682	-
Reinvestment of distributions	23,207,859	4,408,382	760,753,605	154,232,287
Shares redeemed	(14,575,278)	(26,657,188)	(503,762,964)	(947,962,455)
Net increase (decrease)	12,691,176	(10,127,237)	$ 397,455,748	(357,665,589)
Investor Class
Shares sold	702,262	1,116,739	$ 24,691,077	$ 40,550,127
Issued in exchange for the shares of VIP Growth Strategies Portfolio	1,289,847	-	45,428,423	-
Reinvestment of distributions	1,753,634	336,975	58,729,190	12,077,260
Shares redeemed	(761,758)	(1,012,211)	(26,773,086)	(36,794,057)
Net increase (decrease)	2,983,985	441,503	$ 102,075,604	$ 15,833,330

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

13. Merger Information.

On April 24, 2015, the Fund acquired all of the assets and assumed all of the liabilities of VIP Growth Strategies Portfolio ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $65,845,845, including securities of $65,918,670 and unrealized appreciation of $3,990,039 were combined with the Fund's net assets of $9,322,211,254 for total net assets after the acquisition of $9,388,057,099.

Pro forma results of operations of the combined entity for the entire period ended June 30, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 14,389,852
Total net realized gain (loss)	221,899,594
Total change in net unrealized appreciation (depreciation)	225,403,391
Net increase (decrease) in net assets resulting from operations	$ 461,692,837

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since April 24, 2015.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

FMR Investment Management (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPMID-SANN-0815
1.723369.116

Fidelity® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.70%
Actual		$ 1,000.00	$ 1,053.70	$ 3.56
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class	.79%
Actual		$ 1,000.00	$ 1,052.60	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2.95%
Actual		$ 1,000.00	$ 1,051.80	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Investor Class	.77%
Actual		$ 1,000.00	$ 1,053.00	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	7.6	7.0
Celgene Corp.	4.5	5.1
Ameriprise Financial, Inc.	3.5	4.3
Apple, Inc.	3.5	3.7
Amgen, Inc.	3.5	4.8
Biogen, Inc.	3.1	2.3
JPMorgan Chase & Co.	3.0	1.4
Home Depot, Inc.	2.7	0.0
Las Vegas Sands Corp.	2.6	0.6
The Walt Disney Co.	2.5	1.6
	36.5
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	31.2	34.7
Consumer Discretionary	26.8	18.1
Financials	18.9	22.0
Information Technology	10.7	10.6
Industrials	4.4	6.9
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks 95.1%		Stocks 99.0%
	Short-Term Investments and Net Other Assets (Liabilities) 4.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	12.7%	** Foreign investments	11.4%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 26.8%
Auto Components - 0.3%
Visteon Corp. (a)	6,400	$ 671,872
Automobiles - 2.1%
Ford Motor Co.	305,250	4,581,803
Suzuki Motor Corp.	14,600	493,288
		5,075,091
Hotels, Restaurants & Leisure - 10.9%
Buffalo Wild Wings, Inc. (a)	1,000	156,690
Dalata Hotel Group PLC (a)	115,700	464,357
Dave & Buster's Entertainment, Inc.	16,000	577,440
Dunkin' Brands Group, Inc.	8,800	484,000
Fiesta Restaurant Group, Inc. (a)	15,000	750,000
Hilton Worldwide Holdings, Inc. (a)	79,900	2,201,245
Las Vegas Sands Corp.	113,800	5,982,466
Paddy Power PLC (Ireland)	20,737	1,777,130
Sonic Corp.	33,100	953,280
Starbucks Corp.	107,090	5,741,630
Texas Roadhouse, Inc. Class A	7,000	262,010
Whitbread PLC	48,260	3,750,479
Wyndham Worldwide Corp.	30,799	2,522,746
		25,623,473
Household Durables - 0.5%
Cairn Homes PLC (a)	658,300	801,792
Tempur Sealy International, Inc. (a)	5,100	336,090
		1,137,882
Leisure Products - 1.6%
Polaris Industries, Inc.	25,113	3,719,486
Media - 3.4%
Havas SA	103,200	860,593
Interpublic Group of Companies, Inc.	63,084	1,215,629
The Walt Disney Co.	51,400	5,866,796
		7,943,018
Multiline Retail - 1.4%
Dillard's, Inc. Class A	10,532	1,107,861
JC Penney Corp., Inc. (a)(d)	254,600	2,156,462
		3,264,323
Specialty Retail - 6.6%
AutoZone, Inc. (a)	5,057	3,372,513
Boot Barn Holdings, Inc.	17,000	544,000
Home Depot, Inc.	58,053	6,451,430
L Brands, Inc.	9,100	780,143
TJX Companies, Inc.	34,390	2,275,586
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,300	818,585
Urban Outfitters, Inc. (a)	26,600	931,000
Williams-Sonoma, Inc.	5,100	419,577
		15,592,834
TOTAL CONSUMER DISCRETIONARY		63,027,979

	Shares	Value
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Coty, Inc. Class A	8,800	$ 281,336
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Teekay Tankers Ltd.	93,600	618,696
FINANCIALS - 18.9%
Banks - 3.0%
JPMorgan Chase & Co.	105,000	7,114,800
Capital Markets - 11.0%
Ameriprise Financial, Inc.	66,992	8,369,311
BlackRock, Inc. Class A	11,354	3,928,257
Charles Schwab Corp.	76,460	2,496,419
E*TRADE Financial Corp. (a)	158,106	4,735,275
Fortress Investment Group LLC	160,000	1,168,000
Goldman Sachs Group, Inc.	16,620	3,470,090
Waddell & Reed Financial, Inc. Class A	15,894	751,945
WisdomTree Investments, Inc. (d)	40,000	878,600
		25,797,897
Diversified Financial Services - 4.9%
CME Group, Inc.	45,461	4,230,601
McGraw Hill Financial, Inc.	53,676	5,391,754
Moody's Corp.	17,055	1,841,258
		11,463,613
TOTAL FINANCIALS		44,376,310
HEALTH CARE - 31.2%
Biotechnology - 21.6%
Actelion Ltd.	19,191	2,807,988
Amgen, Inc.	53,101	8,152,066
Biogen, Inc. (a)	18,140	7,327,472
Celgene Corp. (a)	92,606	10,717,755
Gilead Sciences, Inc.	152,382	17,840,883
Medivation, Inc. (a)	34,811	3,975,416
		50,821,580
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	128,742	2,278,733
Inogen, Inc. (a)	16,000	713,600
		2,992,333
Health Care Providers & Services - 0.6%
McKesson Corp.	6,700	1,506,227
Life Sciences Tools & Services - 0.3%
Bruker Corp. (a)	30,000	612,300
Pharmaceuticals - 7.4%
AbbVie, Inc.	28,900	1,941,791
Allergan PLC (a)	14,293	4,337,354
Astellas Pharma, Inc.	78,600	1,121,022
Baxalta, Inc. (a)	25,400	811,276
Cardiome Pharma Corp. (a)	14,200	133,622
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	25,856	$ 4,552,466
Pacira Pharmaceuticals, Inc. (a)(d)	15,405	1,089,442
Shire PLC	22,300	1,791,795
Supernus Pharmaceuticals, Inc. (a)	15,000	254,700
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,700	1,046,070
The Medicines Company (a)	10,000	286,100
		17,365,638
TOTAL HEALTH CARE		73,298,078
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.4%
Northrop Grumman Corp.	6,100	967,643
Airlines - 0.7%
Ryanair Holdings PLC sponsored ADR	24,900	1,776,615
Electrical Equipment - 0.8%
Acuity Brands, Inc.	2,209	397,576
Babcock & Wilcox Co.	46,400	1,521,920
		1,919,496
Industrial Conglomerates - 0.6%
General Electric Co.	35,634	946,795
Roper Industries, Inc.	2,208	380,792
		1,327,587
Machinery - 0.7%
Wabtec Corp.	16,636	1,567,777
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)(d)	328,435	371,132
Professional Services - 0.2%
Robert Half International, Inc.	9,000	499,500
Road & Rail - 0.8%
Union Pacific Corp.	20,398	1,945,357
TOTAL INDUSTRIALS		10,375,107
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 2.0%
Cisco Systems, Inc.	173,000	4,750,580
Electronic Equipment & Components - 0.1%
Zebra Technologies Corp. Class A (a)	2,800	310,940
Internet Software & Services - 0.2%
Zillow Group, Inc. (a)(d)	4,100	355,634
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	95,600	4,894,720

	Shares	Value
Software - 2.8%
Adobe Systems, Inc. (a)	51,866	$ 4,201,665
Autodesk, Inc. (a)	24,600	1,231,845
Globant SA (a)	20,000	608,600
Workday, Inc. Class A (a)	7,900	603,481
		6,645,591
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	66,100	8,290,593
TOTAL INFORMATION TECHNOLOGY		25,248,058
MATERIALS - 2.7%
Chemicals - 2.7%
CF Industries Holdings, Inc.	39,100	2,513,348
Intrepid Potash, Inc. (a)	130,000	1,552,200
Potash Corp. of Saskatchewan, Inc.	62,500	1,935,548
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	20,000	320,400
		6,321,496
TOTAL COMMON STOCKS (Cost $185,494,111)		223,547,060
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 0.15% (b)	15,068,594	15,068,594
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	3,912,875	3,912,875
TOTAL MONEY MARKET FUNDS (Cost $18,981,469)		18,981,469
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $204,475,580)		242,528,529
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(7,595,863)
NET ASSETS - 100%		$ 234,932,666
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,307
Fidelity Securities Lending Cash Central Fund	18,890
Total	$ 29,197
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 63,027,979	$ 63,027,979	$ -	$ -
Consumer Staples	281,336	281,336	-	-
Energy	618,696	618,696	-	-
Financials	44,376,310	44,376,310	-	-
Health Care	73,298,078	71,506,283	1,791,795	-
Industrials	10,375,107	10,375,107	-	-
Information Technology	25,248,058	25,248,058	-	-
Materials	6,321,496	6,321,496	-	-
Money Market Funds	18,981,469	18,981,469	-	-
Total Investments in Securities:	$ 242,528,529	$ 240,736,734	$ 1,791,795	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.3%
Ireland	5.8%
United Kingdom	1.6%
Switzerland	1.2%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,813,147) - See accompanying schedule: Unaffiliated issuers (cost $185,494,111)	$ 223,547,060
Fidelity Central Funds (cost $18,981,469)	18,981,469
Total Investments (cost $204,475,580)		$ 242,528,529
Cash		573,789
Foreign currency held at value (cost $77)		77
Receivable for investments sold		2,826,370
Receivable for fund shares sold		661,131
Dividends receivable		58,688
Distributions receivable from Fidelity Central Funds		5,247
Other receivables		3,520
Total assets		246,657,351

Liabilities
Payable for investments purchased	$ 7,424,771
Payable for fund shares redeemed	210,507
Accrued management fee	106,492
Distribution and service plan fees payable	5,196
Other affiliated payables	31,784
Other payables and accrued expenses	33,060
Collateral on securities loaned, at value	3,912,875
Total liabilities		11,724,685

Net Assets		$ 234,932,666
Net Assets consist of:
Paid in capital		$ 187,845,658
Undistributed net investment income		913,394
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,119,796
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,053,818
Net Assets		$ 234,932,666

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($40,537,574 ÷ 3,005,683 shares)	$ 13.49

Service Class: Net Asset Value, offering price and redemption price per share ($971,089 ÷ 72,695 shares)	$ 13.36

Service Class 2: Net Asset Value, offering price and redemption price per share ($23,994,826 ÷ 1,822,970 shares)	$ 13.16

Investor Class: Net Asset Value, offering price and redemption price per share ($169,429,177 ÷ 12,586,696 shares)	$ 13.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 1,739,313
Interest		36
Income from Fidelity Central Funds		29,197
Total income		1,768,546

Expenses
Management fee	$ 607,418
Transfer agent fees	137,386
Distribution and service plan fees	31,694
Accounting and security lending fees	43,402
Custodian fees and expenses	20,915
Independent trustees' compensation	451
Audit	22,427
Legal	246
Miscellaneous	648
Total expenses before reductions	864,587
Expense reductions	(9,435)	855,152
Net investment income (loss)		913,394
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,228,628
Foreign currency transactions	(8,196)
Total net realized gain (loss)		8,220,432
Change in net unrealized appreciation (depreciation) on: Investment securities	1,783,434
Assets and liabilities in foreign currencies	1,446
Total change in net unrealized appreciation (depreciation)		1,784,880
Net gain (loss)		10,005,312
Net increase (decrease) in net assets resulting from operations		$ 10,918,706

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 913,394	$ 703,108
Net realized gain (loss)	8,220,432	14,003,769
Change in net unrealized appreciation (depreciation)	1,784,880	3,558,371
Net increase (decrease) in net assets resulting from operations	10,918,706	18,265,248
Distributions to shareholders from net investment income	-	(746,601)
Distributions to shareholders from net realized gain	(11,800,940)	(6,942,325)
Total distributions	(11,800,940)	(7,688,926)
Share transactions - net increase (decrease)	29,181,243	30,552,422
Total increase (decrease) in net assets	28,299,009	41,128,744

Net Assets
Beginning of period	206,633,657	165,504,913
End of period (including undistributed net investment income of $913,394 and $0, respectively)	$ 234,932,666	$ 206,633,657

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 12.76	$ 10.02	$ 8.22	$ 8.47	$ 7.17
Income from Investment Operations
Net investment income (loss) E	.06	.06	.05	.07	.03	- I
Net realized and unrealized gain (loss)	.64	1.30	3.70	1.80	(.26)	1.32
Total from investment operations	.70	1.36	3.75	1.87	(.23)	1.32
Distributions from net investment income	-	(.06)	(.04)	(.07)	(.02)	(.02)
Distributions from net realized gain	(.77)	(.50)	(.97)	-	-	-
Total distributions	(.77)	(.56)	(1.01)	(.07)	(.02)	(.02)
Net asset value, end of period	$ 13.49	$ 13.56	$ 12.76	$ 10.02	$ 8.22	$ 8.47
Total ReturnB, C, D	5.37%	10.92%	38.53%	22.72%	(2.69)%	18.41%
Ratios to Average Net Assets F, H
Expenses before reductions	.70%A	.72%	.77%	.82%	.87%	.88%
Expenses net of fee waivers, if any	.70%A	.72%	.77%	.82%	.85%	.85%
Expenses net of all reductions	.69%A	.71%	.76%	.80%	.84%	.83%
Net investment income (loss)	.91%A	.47%	.47%	.78%	.30%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,538	$ 38,705	$ 35,050	$ 21,049	$ 13,817	$ 18,907
Portfolio turnover rateG	119% A	122%	136%	168%	168%	206%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.45	$ 12.66	$ 9.95	$ 8.17	$ 8.41	$ 7.14
Income from Investment Operations
Net investment income (loss) E	.05	.05	.04	.07	.02	(.01)
Net realized and unrealized gain (loss)	.63	1.29	3.67	1.78	(.25)	1.30
Total from investment operations	.68	1.34	3.71	1.85	(.23)	1.29
Distributions from net investment income	-	(.05)	(.03)	(.07)	(.01)	(.02)
Distributions from net realized gain	(.77)	(.50)	(.97)	-	-	-
Total distributions	(.77)	(.55)	(1.00)	(.07)	(.01)	(.02)
Net asset value, end of period	$ 13.36	$ 13.45	$ 12.66	$ 9.95	$ 8.17	$ 8.41
Total ReturnB, C, D	5.26%	10.88%	38.39%	22.61%	(2.68)%	18.06%
Ratios to Average Net Assets F, H
Expenses before reductions	.79%A	.81%	.86%	.91%	.95%	.96%
Expenses net of fee waivers, if any	.79%A	.81%	.86%	.91%	.95%	.95%
Expenses net of all reductions	.79%A	.80%	.85%	.88%	.94%	.93%
Net investment income (loss)	.81%A	.37%	.38%	.70%	.20%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 971	$ 946	$ 518	$ 347	$ 141	$ 181
Portfolio turnover rateG	119% A	122%	136%	168%	168%	206%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 12.50	$ 9.83	$ 8.08	$ 8.31	$ 7.06
Income from Investment Operations
Net investment income (loss) E	.04	.03	.03	.05	- I	(.02)
Net realized and unrealized gain (loss)	.62	1.27	3.62	1.75	(.23)	1.29
Total from investment operations	.66	1.30	3.65	1.80	(.23)	1.27
Distributions from net investment income	-	(.03)	(.01)	(.05)	-	(.02)
Distributions from net realized gain	(.77)	(.50)	(.97)	-	-	-
Total distributions	(.77)	(.53)	(.98)	(.05)	-	(.02)
Net asset value, end of period	$ 13.16	$ 13.27	$ 12.50	$ 9.83	$ 8.08	$ 8.31
Total ReturnB, C, D	5.18%	10.66%	38.25%	22.25%	(2.77)%	17.99%
Ratios to Average Net Assets F, H
Expenses before reductions	.95%A	.97%	1.02%	1.07%	1.11%	1.13%
Expenses net of fee waivers, if any	.95%A	.97%	1.01%	1.07%	1.10%	1.10%
Expenses net of all reductions	.94%A	.96%	1.00%	1.05%	1.09%	1.08%
Net investment income (loss)	.66%A	.22%	.22%	.54%	.05%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,995	$ 24,336	$ 24,512	$ 18,565	$ 12,014	$ 14,492
Portfolio turnover rateG	119% A	122%	136%	168%	168%	206%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 12.75	$ 10.01	$ 8.22	$ 8.46	$ 7.17
Income from Investment Operations
Net investment income (loss) E	.06	.05	.05	.07	.02	(.01)
Net realized and unrealized gain (loss)	.63	1.29	3.69	1.78	(.24)	1.32
Total from investment operations	.69	1.34	3.74	1.85	(.22)	1.31
Distributions from net investment income	-	(.05)	(.04)	(.06)	(.02)	(.02)
Distributions from net realized gain	(.77)	(.50)	(.97)	-	-	-
Total distributions	(.77)	(.55)	(1.00) I	(.06)	(.02)	(.02)
Net asset value, end of period	$ 13.46	$ 13.54	$ 12.75	$ 10.01	$ 8.22	$ 8.46
Total ReturnB, C, D	5.30%	10.79%	38.52%	22.52%	(2.64)%	18.27%
Ratios to Average Net Assets F, H
Expenses before reductions	.78%A	.79%	.84%	.90%	.94%	.96%
Expenses net of fee waivers, if any	.77%A	.79%	.84%	.90%	.93%	.93%
Expenses net of all reductions	.77%A	.79%	.83%	.87%	.92%	.91%
Net investment income (loss)	.83%A	.39%	.40%	.71%	.22%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 169,429	$ 142,646	$ 105,425	$ 37,037	$ 22,787	$ 24,271
Portfolio turnover rateG	119% A	122%	136%	168%	168%	206%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.00 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.967 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 41,391,524
Gross unrealized depreciation	(3,406,530)
Net unrealized appreciation (depreciation) on securities	$ 37,984,994

Tax cost	$ 204,543,535

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $132,166,584 and $123,273,645, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 492
Service Class 2	31,202
$ 31,694

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 13,851
Service Class	324
Service Class 2	8,505
Investor Class	114,706
$ 137,386

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,478 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $163 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $416,724. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $18,890, including $1,394 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,888 for the period.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Investor Class expenses, during the period in the amount of $2,547.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Initial Class	$ -	$ 165,970
Service Class	-	3,677
Service Class 2	-	51,126
Investor Class	-	525,828
Total	$ -	$ 746,601
From net realized gain
Initial Class	$ 2,242,173	$ 1,367,773
Service Class	54,559	25,451
Service Class 2	1,404,834	951,024
Investor Class	8,099,374	4,598,077
Total	$ 11,800,940	$ 6,942,325

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Initial Class
Shares sold	350,562	739,016	$ 4,741,958	$ 9,675,950
Reinvestment of distributions	173,007	119,582	2,242,173	1,533,743
Shares redeemed	(371,580)	(751,259)	(4,999,058)	(9,579,314)
Net increase (decrease)	151,989	107,339	$ 1,985,073	$ 1,630,379
Service Class
Shares sold	3,404	107,822	$ 45,700	$ 1,402,592
Reinvestment of distributions	4,249	2,268	54,559	29,128
Shares redeemed	(5,326)	(80,652)	(71,264)	(988,494)
Net increase (decrease)	2,327	29,438	$ 28,995	$ 443,226

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Service Class 2
Shares sold	189,235	486,036	$ 2,487,081	$ 6,296,292
Reinvestment of distributions	110,966	80,304	1,404,834	1,002,150
Shares redeemed	(310,976)	(693,294)	(4,093,466)	(8,803,974)
Net increase (decrease)	(10,775)	(126,954)	$ (201,551)	$ (1,505,532)
Investor Class
Shares sold	2,040,464	3,684,607	$ 27,511,076	$ 47,988,463
Reinvestment of distributions	625,918	399,333	8,099,374	5,123,905
Shares redeemed	(612,142)	(1,822,227)	(8,241,724)	(23,128,019)
Net increase (decrease)	2,054,240	2,261,713	$ 27,368,726	$ 29,984,349

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 89% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPDCA-SANN-0815
1.761772.114

Fidelity® Variable Insurance Products:
Growth Opportunities Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.67%
Actual		$ 1,000.00	$ 1,046.90	$ 3.40
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Service Class	.77%
Actual		$ 1,000.00	$ 1,046.60	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Service Class 2.92%
Actual		$ 1,000.00	$ 1,045.80	$ 4.67
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61
Investor Class	.74%
Actual		$ 1,000.00	$ 1,046.80	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.5	5.7
Salesforce.com, Inc.	4.8	4.1
Regeneron Pharmaceuticals, Inc.	4.3	3.7
Facebook, Inc. Class A	2.3	2.0
Google, Inc. Class A	2.3	2.3
Google, Inc. Class C	2.2	2.3
Microsoft Corp.	1.9	1.9
Alkermes PLC	1.8	2.3
Seattle Genetics, Inc.	1.8	1.6
Visa, Inc. Class A	1.8	1.7
	29.7
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.8	34.9
Health Care	23.4	22.4
Consumer Discretionary	16.0	15.5
Consumer Staples	8.0	9.4
Industrials	6.5	7.3
Asset Allocation (% of fund's net assets)
As of June 30, 2015 *		As of December 31, 2014 **
	Stocks and Equity Futures 99.3%		Stocks 100.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) (0.2)%†
* Foreign investments	6.5%	** Foreign investments	7.2%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.2%
Tenneco, Inc. (a)	22,900	$ 1,315,376
Automobiles - 0.5%
Mahindra & Mahindra Ltd. (a)	54,623	1,102,073
Tesla Motors, Inc. (a)	9,100	2,441,166
		3,543,239
Hotels, Restaurants & Leisure - 2.7%
Buffalo Wild Wings, Inc. (a)	12,000	1,880,280
Chipotle Mexican Grill, Inc. (a)	5,400	3,266,946
Chuy's Holdings, Inc. (a)	16,500	442,035
Dunkin' Brands Group, Inc. (d)	35,200	1,936,000
Las Vegas Sands Corp.	25,504	1,340,745
McDonald's Corp.	25,900	2,462,313
Panera Bread Co. Class A (a)	3,100	541,787
Starbucks Corp.	120,464	6,458,677
Starwood Hotels & Resorts Worldwide, Inc.	11,600	940,644
		19,269,427
Household Durables - 0.1%
Lennar Corp. Class A	15,500	791,120
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	26,973	11,708,710
Priceline Group, Inc. (a)	2,550	2,935,994
		14,644,704
Media - 4.4%
AMC Networks, Inc. Class A (a)	32,300	2,643,755
Comcast Corp. Class A	209,139	12,577,619
IMAX Corp. (a)	73,200	2,947,764
Liberty Global PLC Class A (a)	32,000	1,730,240
Lions Gate Entertainment Corp. (d)	45,900	1,700,595
The Walt Disney Co.	56,100	6,403,254
Twenty-First Century Fox, Inc. Class A	81,900	2,665,436
Zee Entertainment Enterprises Ltd.	145,657	843,120
		31,511,783
Multiline Retail - 0.4%
Dollar General Corp.	26,100	2,029,014
Target Corp.	7,000	571,410
		2,600,424
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A	22,000	473,220
Bed Bath & Beyond, Inc. (a)	12,200	841,556
CarMax, Inc. (a)	40,600	2,688,126
DSW, Inc. Class A	25,400	847,598
Five Below, Inc. (a)	23,800	940,814
GNC Holdings, Inc.	19,600	871,808
Home Depot, Inc.	52,910	5,879,888
Lumber Liquidators Holdings, Inc. (a)(d)	75,400	1,561,534
TJX Companies, Inc.	42,700	2,825,459
		16,930,003

	Shares	Value
Textiles, Apparel & Luxury Goods - 3.3%
Deckers Outdoor Corp. (a)	18,000	$ 1,295,460
Fossil Group, Inc. (a)	27,900	1,935,144
Kate Spade & Co. (a)	33,900	730,206
lululemon athletica, Inc. (a)	142,572	9,309,952
Michael Kors Holdings Ltd. (a)	41,008	1,726,027
NIKE, Inc. Class B	30,309	3,273,978
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	33,500	3,677,965
Under Armour, Inc. Class A (sub. vtg.) (a)	18,200	1,518,608
		23,467,340
TOTAL CONSUMER DISCRETIONARY		114,073,416
CONSUMER STAPLES - 7.8%
Beverages - 1.8%
Monster Beverage Corp. (a)	27,465	3,680,859
PepsiCo, Inc.	34,300	3,201,562
SABMiller PLC	17,800	924,071
The Coca-Cola Co.	121,269	4,757,383
		12,563,875
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	49,600	6,698,976
CVS Health Corp.	52,800	5,537,664
Wal-Mart Stores, Inc.	6,300	446,859
Walgreens Boots Alliance, Inc.	40,000	3,377,600
Whole Foods Market, Inc.	39,500	1,557,880
		17,618,979
Food Products - 1.4%
Bunge Ltd.	11,900	1,044,820
Keurig Green Mountain, Inc. (d)	84,002	6,437,073
Mead Johnson Nutrition Co. Class A	19,945	1,799,438
Mondelez International, Inc.	23,600	970,904
		10,252,235
Household Products - 0.6%
Procter & Gamble Co.	39,200	3,067,008
Svenska Cellulosa AB (SCA) (B Shares)	51,100	1,299,406
		4,366,414
Personal Products - 0.1%
Avon Products, Inc. (d)	20,858	130,571
Herbalife Ltd. (a)	14,000	771,260
		901,831
Tobacco - 1.4%
Altria Group, Inc.	128,000	6,260,480
Philip Morris International, Inc.	45,300	3,631,701
		9,892,181
TOTAL CONSUMER STAPLES		55,595,515
ENERGY - 2.3%
Energy Equipment & Services - 0.8%
FMC Technologies, Inc. (a)	18,060	749,309
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	22,800	$ 981,996
National Oilwell Varco, Inc.	16,303	787,109
Schlumberger Ltd.	33,156	2,857,716
		5,376,130
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp.	15,000	1,170,900
Cabot Oil & Gas Corp.	42,882	1,352,498
Chesapeake Energy Corp. (d)	30,236	337,736
Continental Resources, Inc. (a)	28,900	1,225,071
EOG Resources, Inc.	7,900	691,645
Golar LNG Ltd.	5,600	262,080
Hess Corp.	23,900	1,598,432
Noble Energy, Inc.	23,200	990,176
Occidental Petroleum Corp.	30,700	2,387,539
PDC Energy, Inc. (a)	9,700	520,308
Range Resources Corp.	2,900	143,202
Southwestern Energy Co. (a)	15,800	359,134
		11,038,721
TOTAL ENERGY		16,414,851
FINANCIALS - 3.3%
Banks - 1.3%
Bank of America Corp.	57,756	983,007
Citigroup, Inc.	20,800	1,148,992
HDFC Bank Ltd. sponsored ADR	49,500	2,996,235
JPMorgan Chase & Co.	37,000	2,507,120
Wells Fargo & Co.	23,800	1,338,512
		8,973,866
Capital Markets - 0.7%
BlackRock, Inc. Class A	1,900	657,362
Charles Schwab Corp.	90,400	2,951,560
Goldman Sachs Group, Inc.	4,609	962,313
T. Rowe Price Group, Inc.	6,100	474,153
		5,045,388
Consumer Finance - 1.3%
American Express Co.	88,200	6,854,904
Discover Financial Services	39,000	2,247,180
		9,102,084
Diversified Financial Services - 0.0%
BM&F BOVESPA SA	99,829	376,313
TOTAL FINANCIALS		23,497,651
HEALTH CARE - 23.4%
Biotechnology - 19.5%
ACADIA Pharmaceuticals, Inc. (a)(d)	32,918	1,378,606
Aduro Biotech, Inc.	800	24,264
Agios Pharmaceuticals, Inc. (a)	13,200	1,467,048
Alexion Pharmaceuticals, Inc. (a)	12,952	2,341,333

	Shares	Value
Alkermes PLC (a)	201,100	$ 12,938,774
Alnylam Pharmaceuticals, Inc. (a)	33,602	4,027,872
Amarin Corp. PLC ADR (a)(d)	373,900	919,794
Amgen, Inc.	43,559	6,687,178
Amicus Therapeutics, Inc. (a)	83,500	1,181,525
Asterias Biotherapeutics, Inc. (a)(d)	10,595	48,737
aTyr Pharma, Inc. (a)	22,036	367,296
Avalanche Biotechnologies, Inc. (a)	5,300	86,072
Biogen, Inc. (a)	15,600	6,301,464
BioTime, Inc. warrants 10/1/18 (a)	9,538	10,587
bluebird bio, Inc. (a)	21,300	3,586,281
Celgene Corp. (a)	20,930	2,422,334
Celldex Therapeutics, Inc. (a)	34,900	880,178
Cepheid, Inc. (a)	16,500	1,008,975
Clovis Oncology, Inc. (a)	8,100	711,828
Esperion Therapeutics, Inc. (a)(d)	15,800	1,291,808
Exelixis, Inc. (a)(d)	371,028	1,395,065
Geron Corp. (a)	189,400	810,632
Gilead Sciences, Inc.	103,086	12,069,309
ImmunoGen, Inc. (a)(d)	108,463	1,559,698
Immunomedics, Inc. (a)(d)	260,269	1,056,692
Insmed, Inc. (a)	64,842	1,583,442
Intercept Pharmaceuticals, Inc. (a)	1,900	458,622
Ironwood Pharmaceuticals, Inc. Class A (a)	42,300	510,138
Isis Pharmaceuticals, Inc. (a)(d)	215,206	12,385,105
Lexicon Pharmaceuticals, Inc. (a)(d)	223,651	1,800,391
Merrimack Pharmaceuticals, Inc. (a)	89,800	1,110,377
Ophthotech Corp. (a)	10,600	551,836
Prothena Corp. PLC (a)	22,702	1,195,714
Receptos, Inc. (a)	20,400	3,877,020
Regeneron Pharmaceuticals, Inc. (a)	60,000	30,607,800
Regulus Therapeutics, Inc. (a)	54,400	596,224
Rigel Pharmaceuticals, Inc. (a)	111,406	357,613
Seattle Genetics, Inc. (a)(d)	261,838	12,672,959
Seres Therapeutics, Inc.	4,400	182,600
Spark Therapeutics, Inc.	500	30,135
TG Therapeutics, Inc. (a)(d)	143,400	2,379,006
Transition Therapeutics, Inc. (a)	97,414	204,570
uniQure B.V. (a)	700	18,900
Vertex Pharmaceuticals, Inc. (a)	12,400	1,531,152
XOMA Corp. (a)(d)	533,800	2,071,144
		138,698,098
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	16,500	809,820
Abiomed, Inc. (a)	11,600	762,468
Baxter International, Inc.	6,700	468,531
Stryker Corp.	7,500	716,775
Zeltiq Aesthetics, Inc. (a)	51,700	1,523,599
		4,281,193
Health Care Providers & Services - 1.0%
Accretive Health, Inc. (a)	132,200	727,100
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
BioScrip, Inc. (a)	122,100	$ 443,223
BioScrip, Inc. rights (a)	355	0
Express Scripts Holding Co. (a)	23,526	2,092,402
McKesson Corp.	6,385	1,435,412
Teladoc, Inc.	1,700	32,300
UnitedHealth Group, Inc.	21,500	2,623,000
		7,353,437
Health Care Technology - 0.2%
athenahealth, Inc. (a)(d)	12,800	1,466,624
Castlight Health, Inc. Class B (a)	17,500	142,450
		1,609,074
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	14,333	3,129,754
Pharmaceuticals - 1.6%
AbbVie, Inc.	30,300	2,035,857
AcelRx Pharmaceuticals, Inc. (a)(d)	146,119	619,545
Allergan PLC (a)	15,463	4,692,402
Cempra, Inc. (a)	56,700	1,948,212
Intra-Cellular Therapies, Inc. (a)	5,200	166,140
Johnson & Johnson	6,800	662,728
Mylan N.V.	13,900	943,254
		11,068,138
TOTAL HEALTH CARE		166,139,694
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	24,200	2,467,674
The Boeing Co.	14,898	2,066,651
		4,534,325
Air Freight & Logistics - 0.7%
FedEx Corp.	14,600	2,487,840
United Parcel Service, Inc. Class B	22,252	2,156,441
		4,644,281
Airlines - 1.8%
American Airlines Group, Inc.	38,660	1,543,887
Delta Air Lines, Inc.	24,200	994,136
Southwest Airlines Co.	101,500	3,358,635
Spirit Airlines, Inc. (a)	49,900	3,098,790
United Continental Holdings, Inc. (a)	78,200	4,145,382
		13,140,830
Building Products - 0.1%
Caesarstone Sdot-Yam Ltd.	7,145	489,718
Industrial Conglomerates - 1.0%
3M Co.	13,100	2,021,330
Danaher Corp.	47,500	4,065,525
General Electric Co.	41,400	1,099,998
		7,186,853

	Shares	Value
Machinery - 0.3%
Caterpillar, Inc.	13,800	$ 1,170,516
Cummins, Inc.	5,600	734,664
		1,905,180
Road & Rail - 2.0%
CSX Corp.	15,800	515,870
Genesee & Wyoming, Inc. Class A (a)	15,300	1,165,554
Hertz Global Holdings, Inc. (a)	143,100	2,592,972
J.B. Hunt Transport Services, Inc.	21,010	1,724,711
Kansas City Southern	14,500	1,322,400
Union Pacific Corp.	76,200	7,267,194
		14,588,701
TOTAL INDUSTRIALS		46,489,888
INFORMATION TECHNOLOGY - 34.4%
Communications Equipment - 0.9%
Infinera Corp. (a)	132,600	2,781,948
QUALCOMM, Inc.	55,212	3,457,928
		6,239,876
Electronic Equipment & Components - 0.5%
IPG Photonics Corp. (a)(d)	19,500	1,660,913
Trimble Navigation Ltd. (a)	76,900	1,804,074
		3,464,987
Internet Software & Services - 8.7%
Akamai Technologies, Inc. (a)	35,100	2,450,682
Alibaba Group Holding Ltd. sponsored ADR	11,400	937,878
Cornerstone OnDemand, Inc. (a)	51,200	1,781,760
eBay, Inc. (a)	25,000	1,506,000
Facebook, Inc. Class A (a)	193,810	16,622,115
Google, Inc.:
Class A (a)	30,102	16,256,284
Class C	30,463	15,856,296
Just Dial Ltd.	19,746	394,217
LinkedIn Corp. Class A (a)	3,600	743,868
Qihoo 360 Technology Co. Ltd. ADR (a)	14,500	981,505
Rackspace Hosting, Inc. (a)	22,800	847,932
Tencent Holdings Ltd.	60,900	1,217,789
Twitter, Inc. (a)	24,400	883,768
Web.com Group, Inc. (a)	28,500	690,270
Wix.com Ltd. (a)	11,900	281,078
		61,451,442
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	27,764	1,696,103
IBM Corp.	22,300	3,627,318
MasterCard, Inc. Class A	100,300	9,376,044
Visa, Inc. Class A	187,400	12,583,910
		27,283,375
Semiconductors & Semiconductor Equipment - 3.5%
Applied Materials, Inc.	38,000	730,360
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Micro Circuits Corp. (a)(d)	265,600	$ 1,792,800
Cavium, Inc. (a)	13,200	908,292
Cree, Inc. (a)(d)	143,000	3,722,290
Cypress Semiconductor Corp.	260,100	3,058,776
First Solar, Inc. (a)	22,900	1,075,842
Intel Corp.	19,000	577,885
Mellanox Technologies Ltd. (a)	39,700	1,929,023
Micron Technology, Inc. (a)	17,300	325,932
NVIDIA Corp.	204,700	4,116,517
Rambus, Inc. (a)	192,400	2,787,876
Silicon Laboratories, Inc. (a)	66,800	3,607,868
Xilinx, Inc.	12,200	538,752
		25,172,213
Software - 10.2%
Adobe Systems, Inc. (a)	25,300	2,049,553
Citrix Systems, Inc. (a)	7,000	491,120
Fortinet, Inc. (a)	43,200	1,785,456
Interactive Intelligence Group, Inc. (a)	42,300	1,881,081
Intuit, Inc.	21,600	2,176,632
Microsoft Corp.	300,049	13,247,163
NetSuite, Inc. (a)	26,800	2,458,900
Oracle Corp.	61,870	2,493,361
Qlik Technologies, Inc. (a)	17,700	618,792
Red Hat, Inc. (a)	100,900	7,661,337
Salesforce.com, Inc. (a)	486,966	33,907,443
ServiceNow, Inc. (a)	26,600	1,976,646
TiVo, Inc. (a)	47,500	481,650
VMware, Inc. Class A (a)	4,800	411,552
Workday, Inc. Class A (a)	12,000	916,680
		72,557,366
Technology Hardware, Storage & Peripherals - 6.8%
3D Systems Corp. (a)(d)	6,600	128,832
Apple, Inc.	366,543	45,973,655
Nimble Storage, Inc. (a)	51,900	1,456,314
SanDisk Corp.	9,100	529,802
		48,088,603
TOTAL INFORMATION TECHNOLOGY		244,257,862
MATERIALS - 1.7%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	19,300	1,234,235
Monsanto Co.	67,969	7,244,816
The Mosaic Co.	18,800	880,780
		9,359,831

	Shares	Value
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	12,900	$ 776,580
Sealed Air Corp.	43,000	2,209,340
		2,985,920
TOTAL MATERIALS		12,345,751
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	19,200	1,011,264
Verizon Communications, Inc.	33,600	1,566,096
		2,577,360
Wireless Telecommunication Services - 0.4%
RingCentral, Inc. (a)	76,600	1,416,334
T-Mobile U.S., Inc. (a)	38,100	1,477,137
		2,893,471
TOTAL TELECOMMUNICATION SERVICES		5,470,831
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	29,500	674,960
Ormat Technologies, Inc.	12,000	452,160
		1,127,120
TOTAL COMMON STOCKS (Cost $396,202,388)		685,412,579
Convertible Preferred Stocks - 0.7%

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(f)	45,022	600,004
Tobacco - 0.1%
PAX Labs, Inc. Series C (a)(f)	215,881	831,142
TOTAL CONSUMER STAPLES		1,431,146
FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. Series G (f)	152,148	573,598
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (f)	66,008	2,199,228
Software - 0.1%
Cloudera, Inc. Series F (a)(f)	6,366	136,423
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Cloudflare, Inc. Series D (f)	5,997	$ 42,245
MongoDB, Inc. Series F, 8.00% (a)(f)	82,814	759,404
		938,072
TOTAL INFORMATION TECHNOLOGY		3,137,300
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,471,285)		5,142,044
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.01% 7/30/15 (e) (Cost $1,029,994)	$ 1,030,000	1,029,979
Money Market Funds - 8.8%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	20,620,585	20,620,585
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	42,282,832	42,282,832
TOTAL MONEY MARKET FUNDS (Cost $62,903,417)		62,903,417
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $464,607,084)		754,488,019
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(43,170,576)
NET ASSETS - 100%		$ 711,317,443
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
160 ICE Russell 1000 Growth Index Contracts (United States)	Sept. 2015	$ 15,843,200	$ (255,504)

The face value of futures purchased as a percentage of net assets is 2.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $571,989.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,142,044 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blue Apron, Inc. Series D	5/18/15	$ 600,004
Cloudera, Inc. Series F	2/5/14	$ 92,689
Cloudflare, Inc. Series D	11/5/14	$ 36,735
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 1,384,992
PAX Labs, Inc. Series C	5/22/15	$ 831,142
Redfin Corp. Series G	12/16/14	$ 501,738
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 1,023,986
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,490
Fidelity Securities Lending Cash Central Fund	126,695
Total	$ 136,185
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 114,073,416	$ 114,073,416	$ -	$ -
Consumer Staples	57,026,661	55,595,515	-	1,431,146
Energy	16,414,851	16,414,851	-	-
Financials	24,071,249	23,497,651	-	573,598
Health Care	166,139,694	165,772,398	367,296	-
Industrials	46,489,888	46,489,888	-	-
Information Technology	247,395,162	243,040,073	1,217,789	3,137,300
Materials	12,345,751	12,345,751	-	-
Telecommunication Services	5,470,831	5,470,831	-	-
Utilities	1,127,120	1,127,120	-	-
U.S. Government and Government Agency Obligations	1,029,979	-	1,029,979	-
Money Market Funds	62,903,417	62,903,417	-	-
Total Investments in Securities:	$ 754,488,019	$ 746,730,911	$ 2,615,064	$ 5,142,044
Derivative Instruments:
Liabilities
Futures Contracts	$ (255,504)	$ (255,504)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (255,504)
Total Value of Derivatives	$ -	$ (255,504)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,303,152) - See accompanying schedule: Unaffiliated issuers (cost $401,703,667)	$ 691,584,602
Fidelity Central Funds (cost $62,903,417)	62,903,417
Total Investments (cost $464,607,084)		$ 754,488,019
Cash		14
Foreign currency held at value (cost $45,980)		46,001
Receivable for investments sold		1,881,813
Receivable for fund shares sold		421,890
Dividends receivable		453,373
Distributions receivable from Fidelity Central Funds		24,632
Receivable for daily variation margin for derivative instruments		92,465
Other receivables		30,322
Total assets		757,438,529

Liabilities
Payable for investments purchased	$ 2,870,110
Payable for fund shares redeemed	429,639
Accrued management fee	332,588
Distribution and service plan fees payable	42,351
Other affiliated payables	79,412
Other payables and accrued expenses	84,154
Collateral on securities loaned, at value	42,282,832
Total liabilities		46,121,086

Net Assets		$ 711,317,443
Net Assets consist of:
Paid in capital		$ 409,249,773
Undistributed net investment income		696,736
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,745,082
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		289,625,852
Net Assets		$ 711,317,443

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class:
Net Asset Value, offering price and redemption price per share ($177,137,729 ÷ 5,090,973 shares)	$ 34.79

Service Class:
Net Asset Value, offering price and redemption price per share ($131,462,420 ÷ 3,785,757 shares)	$ 34.73

Service Class 2:
Net Asset Value, offering price and redemption price per share ($148,503,009 ÷ 4,313,756 shares)	$ 34.43

Investor Class:
Net Asset Value, offering price and redemption price per share ($254,214,285 ÷ 7,338,543 shares)	$ 34.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 2,847,974
Interest		13
Income from Fidelity Central Funds		136,185
Total income		2,984,172

Expenses
Management fee	$ 1,649,613
Transfer agent fees	276,456
Distribution and service plan fees	206,801
Accounting and security lending fees	116,150
Custodian fees and expenses	5,671
Independent trustees' compensation	1,355
Audit	41,674
Legal	989
Miscellaneous	(2,570)
Total expenses before reductions	2,296,139
Expense reductions	(8,717)	2,287,422
Net investment income (loss)		696,750
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,208,552
Foreign currency transactions	(1,804)
Futures contracts	(255,910)
Total net realized gain (loss)		12,950,838
Change in net unrealized appreciation (depreciation) on: Investment securities	6,705,004
Assets and liabilities in foreign currencies	421
Futures contracts	(255,504)
Total change in net unrealized appreciation (depreciation)		6,449,921
Net gain (loss)		19,400,759
Net increase (decrease) in net assets resulting from operations		$ 20,097,509

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 696,750	$ 649,278
Net realized gain (loss)	12,950,838	30,221,097
Change in net unrealized appreciation (depreciation)	6,449,921	26,303,900
Net increase (decrease) in net assets resulting from operations	20,097,509	57,174,275
Distributions to shareholders from net investment income	-	(706,532)
Distributions to shareholders from net realized gain	(4,300,119)	(472,448)
Total distributions	(4,300,119)	(1,178,980)
Share transactions - net increase (decrease)	174,568,905	(63,371,146)
Total increase (decrease) in net assets	190,366,295	(7,375,851)

Net Assets
Beginning of period	520,951,148	528,326,999
End of period (including undistributed net investment income of $696,736 and distributions in excess of net investment income of $14, respectively)	$ 711,317,443	$ 520,951,148

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.51	$ 29.96	$ 21.80	$ 18.30	$ 17.92	$ 14.51
Income from Investment Operations
Net investment income (loss) E	.06	.07	.08	.08	.03	.03
Net realized and unrealized gain (loss)	1.50	3.58	8.18	3.51	.38	3.41
Total from investment operations	1.56	3.65	8.26	3.59	.41	3.44
Distributions from net investment income	-	(.07)	(.08)	(.09)	(.03)	(.03)
Distributions from net realized gain	(.28)	(.03)	(.01)	-	-	-
Total distributions	(.28)	(.10)	(.10) I	(.09)	(.03)	(.03)
Net asset value, end of period	$ 34.79	$ 33.51	$ 29.96	$ 21.80	$ 18.30	$ 17.92
Total ReturnB, C, D	4.69%	12.20%	37.90%	19.61%	2.30%	23.74%
Ratios to Average Net Assets F, H
Expenses before reductions	.67%A	.68%	.68%	.69%	.70%	.70%
Expenses net of fee waivers, if any	.67%A	.68%	.68%	.69%	.70%	.69%
Expenses net of all reductions	.67%A	.68%	.68%	.69%	.69%	.69%
Net investment income (loss)	.32% A	.21%	.31%	.40%	.17%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,138	$ 158,791	$ 163,798	$ 121,947	$ 111,238	$ 123,894
Portfolio turnover rateG	15% A, J	11%	25%	36%	34%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.10 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.014 per share.

J The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.46	$ 29.91	$ 21.76	$ 18.27	$ 17.89	$ 14.48
Income from Investment Operations
Net investment income (loss) E	.04	.04	.05	.06	.01	.01
Net realized and unrealized gain (loss)	1.51	3.58	8.17	3.50	.38	3.42
Total from investment operations	1.55	3.62	8.22	3.56	.39	3.43
Distributions from net investment income	-	(.04)	(.05)	(.07)	(.01)	(.02)
Distributions from net realized gain	(.28)	(.03)	(.01)	-	-	-
Total distributions	(.28)	(.07)	(.07) I	(.07)	(.01)	(.02)
Net asset value, end of period	$ 34.73	$ 33.46	$ 29.91	$ 21.76	$ 18.27	$ 17.89
Total ReturnB, C, D	4.66%	12.10%	37.78%	19.46%	2.18%	23.65%
Ratios to Average Net Assets F, H
Expenses before reductions	.77%A	.77%	.78%	.79%	.80%	.80%
Expenses net of fee waivers, if any	.77%A	.77%	.78%	.79%	.80%	.79%
Expenses net of all reductions	.77%A	.77%	.78%	.79%	.79%	.79%
Net investment income (loss)	.22% A	.11%	.21%	.30%	.07%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 131,462	$ 141,833	$ 160,835	$ 143,321	$ 138,842	$ 159,157
Portfolio turnover rateG	15% A, J	11%	25%	36%	34%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.20	$ 29.68	$ 21.60	$ 18.13	$ 17.78	$ 14.40
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	.01	.03	(.02)	(.01)
Net realized and unrealized gain (loss)	1.50	3.56	8.10	3.47	.37	3.39
Total from investment operations	1.51	3.55	8.11	3.50	.35	3.38
Distributions from net investment income	-	- K	(.01)	(.03)	-	-
Distributions from net realized gain	(.28)	(.02)	(.01)	-	-	-
Total distributions	(.28)	(.03) I	(.03) J	(.03)	-	-
Net asset value, end of period	$ 34.43	$ 33.20	$ 29.68	$ 21.60	$ 18.13	$ 17.78
Total ReturnB, C, D	4.58%	11.95%	37.54%	19.32%	1.97%	23.47%
Ratios to Average Net Assets F, H
Expenses before reductions	.92%A	.93%	.94%	.94%	.96%	.96%
Expenses net of fee waivers, if any	.92%A	.93%	.93%	.94%	.95%	.95%
Expenses net of all reductions	.92%A	.93%	.93%	.94%	.95%	.95%
Net investment income (loss)	.07% A	(.04)%	.06%	.15%	(.08)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 148,503	$ 83,545	$ 81,360	$ 72,525	$ 31,441	$ 32,600
Portfolio turnover rateG	15% A, L	11%	25%	36%	34%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.03 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.023 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.014 per share.

K Amount represents less than $.01 per share.

L The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.37	$ 29.84	$ 21.72	$ 18.23	$ 17.86	$ 14.46
Income from Investment Operations
Net investment income (loss) E	.04	.04	.06	.07	.02	.02
Net realized and unrealized gain (loss)	1.51	3.57	8.14	3.49	.37	3.41
Total from investment operations	1.55	3.61	8.20	3.56	.39	3.43
Distributions from net investment income	-	(.05)	(.07)	(.07)	(.02)	(.03)
Distributions from net realized gain	(.28)	(.03)	(.01)	-	-	-
Total distributions	(.28)	(.08)	(.08)	(.07)	(.02)	(.03)
Net asset value, end of period	$ 34.64	$ 33.37	$ 29.84	$ 21.72	$ 18.23	$ 17.86
Total ReturnB, C, D	4.68%	12.09%	37.77%	19.54%	2.18%	23.69%
Ratios to Average Net Assets F, H
Expenses before reductions	.75%A	.76%	.77%	.78%	.78%	.79%
Expenses net of fee waivers, if any	.74%A	.76%	.76%	.78%	.78%	.78%
Expenses net of all reductions	.74%A	.76%	.76%	.77%	.78%	.78%
Net investment income (loss)	.25% A	.13%	.23%	.31%	.09%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 254,214	$ 136,782	$ 122,334	$ 77,969	$ 54,374	$ 36,516
Portfolio turnover rateG	15% A, I	11%	25%	36%	34%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Growth Opportunities Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 311,404,553
Gross unrealized depreciation	(22,109,665)
Net unrealized appreciation (depreciation) on securities	$ 289,294,888

Tax cost	$ 465,193,131

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(255,910) and a change in net unrealized appreciation (depreciation) of $(255,504) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and securities acquired in the merger, aggregated $43,063,499 and $59,358,120, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 69,554
Service Class 2	137,247
$ 206,801

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 56,317
Service Class	46,143
Service Class 2	36,767
Investor Class	137,229
$ 276,456

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,603 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $409 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $150,828. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $126,695, including $2,104 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,829 for the period.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Investor Class expenses, during the period in the amount of $4,888.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Initial Class	$ -	$ 351,311
Service Class	-	160,771
Service Class 2	-	5,386
Investor Class	-	189,064
Total	$ -	$ 706,532
From net realized gain
Initial Class	$ 1,298,581	$ 151,905
Service Class	1,156,498	135,006
Service Class 2	710,603	58,035
Investor Class	1,134,437	127,502
Total	$ 4,300,119	$ 472,448

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Initial Class
Shares sold	259,420	512,978	$ 8,985,507	$ 16,333,011
Issued in exchange for shares of VIP Growth Stock Portfolio	711,426	-	25,262,741	-
Reinvestment of distributions	38,845	15,429	1,298,581	503,216
Shares redeemed	(657,698)	(1,257,525)	(22,756,081)	(39,052,534)
Net increase (decrease)	351,993	(729,118)	$ 12,790,748	$ (22,216,307)

Service Class
Shares sold	37,853	155,613	$ 1,310,145	$ 4,880,744
Issued in exchange for shares of VIP Growth Stock Portfolio	17,544	-	621,950	-
Reinvestment of distributions	34,657	9,099	1,156,498	295,777
Shares redeemed	(543,442)	(1,303,177)	(18,787,522)	(40,452,129)
Net increase (decrease)	(453,388)	(1,138,465)	$ (15,698,929)	$ (35,275,608)

Service Class 2
Shares sold	758,093	874,275	$ 26,110,762	$ 27,087,183
Issued in exchange for shares of VIP Growth Stock Portfolio	1,406,338	-	49,432,795	-
Reinvestment of distributions	21,468	1,981	710,603	63,421
Shares redeemed	(388,860)	(1,100,725)	(13,357,831)	(33,708,932)
Net increase (decrease)	1,797,039	(224,469)	$ 62,896,329	$ (6,558,328)

Investor Class
Shares sold	338,168	1,147,410	$ 11,639,217	$ 35,661,285
Issued in exchange for shares of VIP Growth Stock Portfolio	3,476,126	-	122,915,819	-
Reinvestment of distributions	34,077	9,750	1,134,437	316,566
Shares redeemed	(608,335)	(1,158,845)	(21,108,716)	(35,298,754)
Net increase (decrease)	3,240,036	(1,685)	$ 114,580,757	$ 679,097

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 51% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 25% of the total outstanding shares of the Fund.

13. Merger Information.

On April 24, 2015, the Fund acquired all of the assets and assumed all of the liabilities of VIP Growth Stock Portfolio ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $198,233,305, including securities of $195,063,924 and unrealized appreciation of $30,894,612 was combined with VIP Growth Opportunities Portfolio's net assets of $545,944,315 for total net assets after the acquisition of $744,177,620.

Semiannual Report

13. Merger Information - continued

Pro forma results of operations of the combined entity for the entire period ended June 30, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 1,259,724
Total net realized gain (loss)	32,625,775
Total change in net unrealized appreciation (depreciation)	(1,125,916)
Net increase (decrease) in net assets resulting from operations	$ 32,759,583

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since April 24, 2015.

Semiannual Report

Distributions (Unaudited)

On July 2, 2015, the fund paid a distribution of $82,116 of short-term capital gains and $205,290 of long-term capital gains to its shareholders. That distribution included $69,411 of short-term capital gains and $191,100 of long-term capital gains that were realized, but not distributed, by VIP Growth Stock Portfolio before VIP Growth Stock Portfolio merged into the fund in April 2015. The $69,411 of short-term capital gains and $191,100 of long-term capital gains were distributed by the fund (as part of its total distribution of $82,116 of short-term capital gains and $205,290 of long-term capital gains) as a deficiency dividend with respect to VIP Growth Stock Portfolio in accordance with Section 860 of the Internal Revenue Code and Treas. Reg. section 1.381(c)(25)-1. The fund hereby designates $205,290 of the distribution as a capital gain dividend.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

FMR Investment Management (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGRO-SANN-0815
1.705699.117

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.56%
Actual		$ 1,000.00	$ 1,017.00	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Service Class	.66%
Actual		$ 1,000.00	$ 1,016.10	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Service Class 2.81%
Actual		$ 1,000.00	$ 1,015.70	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Investor Class	.64%
Actual		$ 1,000.00	$ 1,016.60	$ 3.20
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.4	4.1
Apple, Inc.	3.6	3.5
General Electric Co.	3.4	3.1
Microsoft Corp.	2.9	3.1
Citigroup, Inc.	2.7	2.3
Bank of America Corp.	2.6	2.3
Target Corp.	2.3	2.4
Comcast Corp. Class A (special) (non-vtg.)	2.0	2.0
Procter & Gamble Co.	2.0	2.2
Chevron Corp.	2.0	2.4
	27.9
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	20.8
Information Technology	21.0	19.5
Industrials	12.9	13.2
Health Care	10.5	9.3
Consumer Discretionary	9.7	10.8
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks 99.2%		Stocks 99.4%
	Bonds 0.2%		Bonds 0.2%
	Other Investments 0.0%†		Other Investments 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 0.6%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	11.8%	** Foreign investments	12.0%

†Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Automobiles - 0.2%
Harley-Davidson, Inc.	31,500	$ 1,775,025
Diversified Consumer Services - 0.3%
H&R Block, Inc.	124,992	3,706,013
Hotels, Restaurants & Leisure - 1.2%
Interval Leisure Group, Inc.	13,089	299,084
Las Vegas Sands Corp.	71,100	3,737,727
Yum! Brands, Inc.	104,989	9,457,409
		13,494,220
Household Durables - 0.3%
Tupperware Brands Corp.	44,100	2,846,214
Leisure Products - 0.1%
Mattel, Inc.	60,700	1,559,383
Media - 4.2%
Comcast Corp. Class A (special) (non-vtg.)	375,071	22,481,756
Scripps Networks Interactive, Inc. Class A (e)	43,955	2,873,338
Sinclair Broadcast Group, Inc. Class A (e)	122,418	3,416,686
Time Warner, Inc.	159,349	13,928,696
Viacom, Inc. Class B (non-vtg.)	76,400	4,938,496
		47,638,972
Multiline Retail - 2.3%
Dillard's, Inc. Class A	3,200	336,608
Target Corp.	315,277	25,736,062
		26,072,670
Specialty Retail - 1.1%
Lowe's Companies, Inc.	187,817	12,578,104
TOTAL CONSUMER DISCRETIONARY		109,670,601
CONSUMER STAPLES - 8.7%
Beverages - 2.9%
Diageo PLC	211,752	6,132,293
Molson Coors Brewing Co. Class B	17,900	1,249,599
PepsiCo, Inc.	69,643	6,500,478
SABMiller PLC	73,500	3,815,686
The Coca-Cola Co.	390,553	15,321,394
		33,019,450
Food & Staples Retailing - 1.1%
CVS Health Corp.	77,964	8,176,864
Walgreens Boots Alliance, Inc.	48,023	4,055,062
		12,231,926
Household Products - 2.0%
Procter & Gamble Co.	286,050	22,380,552
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	11,900	1,031,254
Tobacco - 2.6%
British American Tobacco PLC sponsored ADR	113,957	12,335,845

	Shares	Value
Imperial Tobacco Group PLC	35,090	$ 1,690,995
Philip Morris International, Inc.	140,238	11,242,880
Reynolds American, Inc.	55,682	4,157,218
		29,426,938
TOTAL CONSUMER STAPLES		98,090,120
ENERGY - 8.8%
Energy Equipment & Services - 1.1%
Ensco PLC Class A	213,336	4,750,993
Oceaneering International, Inc.	93,700	4,365,483
Schlumberger Ltd.	42,747	3,684,364
		12,800,840
Oil, Gas & Consumable Fuels - 7.7%
Apache Corp.	123,300	7,105,779
Chevron Corp.	227,468	21,943,838
ConocoPhillips Co.	97,600	5,993,616
EQT Midstream Partners LP	22,100	1,802,034
Foresight Energy LP	29,600	375,920
Golar LNG Ltd.	84,000	3,931,200
Imperial Oil Ltd.	199,500	7,706,865
Kinder Morgan, Inc.	77,600	2,979,064
Legacy Reserves LP	143,600	1,230,652
Markwest Energy Partners LP	145,512	8,203,967
PrairieSky Royalty Ltd. (e)(h)	76,100	1,919,865
Suncor Energy, Inc.	542,360	14,937,697
The Williams Companies, Inc.	121,790	6,989,528
Williams Partners LP	18,374	889,853
		86,009,878
TOTAL ENERGY		98,810,718
FINANCIALS - 22.7%
Banks - 15.3%
Bank of America Corp.	1,750,232	29,788,949
Citigroup, Inc.	540,418	29,852,690
Comerica, Inc.	78,800	4,044,016
Commerce Bancshares, Inc.	33,900	1,585,503
Fifth Third Bancorp	124,800	2,598,336
First Republic Bank	10,000	630,300
FirstMerit Corp.	79,500	1,655,985
JPMorgan Chase & Co.	738,632	50,049,704
Lloyds Banking Group PLC	476,700	639,827
M&T Bank Corp.	28,200	3,523,026
PNC Financial Services Group, Inc.	68,172	6,520,652
Regions Financial Corp.	435,200	4,508,672
Standard Chartered PLC (United Kingdom)	411,996	6,596,483
SunTrust Banks, Inc.	250,064	10,757,753
U.S. Bancorp	253,098	10,984,453
UMB Financial Corp.	26,100	1,488,222
Wells Fargo & Co.	129,669	7,292,585
		172,517,156
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 5.1%
Charles Schwab Corp.	219,084	$ 7,153,093
Greenhill & Co., Inc.	7,700	318,241
Invesco Ltd.	16,400	614,836
KKR & Co. LP	291,493	6,660,615
Morgan Stanley	196,683	7,629,334
Northern Trust Corp.	108,845	8,322,289
Oaktree Capital Group LLC Class A	36,200	1,925,116
State Street Corp.	232,479	17,900,883
The Blackstone Group LP	115,800	4,732,746
TPG Specialty Lending, Inc.	146,558	2,491,486
		57,748,639
Diversified Financial Services - 0.2%
IntercontinentalExchange Group, Inc.	7,121	1,592,327
Insurance - 1.5%
Brown & Brown, Inc.	24,300	798,498
Marsh & McLennan Companies, Inc.	46,442	2,633,261
MetLife, Inc.	177,314	9,927,811
Principal Financial Group, Inc.	76,500	3,923,685
		17,283,255
Real Estate Investment Trusts - 0.3%
American Tower Corp.	3,000	279,870
First Potomac Realty Trust	27,600	284,280
Lamar Advertising Co. Class A	9,600	551,808
Sabra Health Care REIT, Inc.	33,600	864,864
WP Carey, Inc.	19,900	1,172,906
		3,153,728
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	167,250	3,137,610
TOTAL FINANCIALS		255,432,715
HEALTH CARE - 9.7%
Biotechnology - 1.8%
Amgen, Inc.	79,544	12,211,595
Biogen, Inc. (a)	15,400	6,220,676
Intercept Pharmaceuticals, Inc. (a)	5,945	1,435,004
		19,867,275
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	65,697	3,224,409
Ansell Ltd.	37,520	697,371
Medtronic PLC	74,285	5,504,519
St. Jude Medical, Inc.	23,800	1,739,066
Zimmer Biomet Holdings, Inc.	44,700	4,882,581
		16,047,946
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	30,800	2,576,420
Express Scripts Holding Co. (a)	28,700	2,552,578

	Shares	Value
McKesson Corp.	45,988	$ 10,338,562
Patterson Companies, Inc.	57,343	2,789,737
		18,257,297
Pharmaceuticals - 4.9%
AbbVie, Inc.	28,200	1,894,758
Astellas Pharma, Inc.	118,900	1,695,796
GlaxoSmithKline PLC sponsored ADR	319,994	13,327,750
Johnson & Johnson	201,559	19,643,940
Novartis AG sponsored ADR	35,925	3,532,865
Teva Pharmaceutical Industries Ltd. sponsored ADR	211,003	12,470,277
Theravance, Inc. (e)	129,000	2,331,030
		54,896,416
TOTAL HEALTH CARE		109,068,934
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.3%
Meggitt PLC	489,391	3,586,409
Rolls-Royce Group PLC	23,600	322,609
The Boeing Co.	100,817	13,985,334
United Technologies Corp.	69,387	7,697,100
		25,591,452
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	10,100	630,139
FedEx Corp.	8,700	1,482,480
PostNL NV (a)	689,200	3,063,430
United Parcel Service, Inc. Class B	148,772	14,417,495
		19,593,544
Airlines - 0.2%
Copa Holdings SA Class A	31,700	2,618,103
Building Products - 0.2%
Lennox International, Inc.	18,600	2,003,034
Commercial Services & Supplies - 0.7%
ADT Corp. (e)	145,407	4,881,313
KAR Auction Services, Inc.	82,358	3,080,189
		7,961,502
Electrical Equipment - 0.8%
Emerson Electric Co.	84,600	4,689,378
Hubbell, Inc. Class B	39,979	4,328,926
		9,018,304
Industrial Conglomerates - 3.4%
General Electric Co.	1,416,050	37,624,449
Machinery - 0.9%
Deere & Co.	41,400	4,017,870
Donaldson Co., Inc.	35,300	1,263,740
IMI PLC	90,300	1,596,194
Joy Global, Inc.	16,300	590,060
Pentair PLC	17,600	1,210,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Valmont Industries, Inc.	7,100	$ 843,977
Xylem, Inc.	11,200	415,184
		9,937,025
Professional Services - 0.1%
Acacia Research Corp.	63,789	559,430
Road & Rail - 2.1%
CSX Corp.	318,847	10,410,355
J.B. Hunt Transport Services, Inc.	86,882	7,132,143
Kansas City Southern	35,200	3,210,240
Norfolk Southern Corp.	37,593	3,284,124
		24,036,862
Trading Companies & Distributors - 0.5%
Watsco, Inc.	45,592	5,641,554
TOTAL INDUSTRIALS		144,585,259
INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 3.0%
Cisco Systems, Inc.	594,304	16,319,588
QUALCOMM, Inc.	283,061	17,728,110
		34,047,698
Internet Software & Services - 2.9%
Google, Inc.:
Class A (a)	28,218	15,238,849
Class C	24,883	12,951,850
Yahoo!, Inc. (a)	99,885	3,924,482
		32,115,181
IT Services - 5.7%
Cognizant Technology Solutions Corp. Class A (a)	64,408	3,934,685
Fidelity National Information Services, Inc.	36,456	2,252,981
IBM Corp.	75,858	12,339,062
Leidos Holdings, Inc.	8,600	347,182
MasterCard, Inc. Class A	142,910	13,359,227
Paychex, Inc.	272,031	12,752,813
The Western Union Co.	145,199	2,951,896
Unisys Corp. (a)	130,800	2,614,692
Visa, Inc. Class A	207,376	13,925,298
		64,477,836
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp. Class A	104,894	5,400,992
Marvell Technology Group Ltd.	139,200	1,835,352
Maxim Integrated Products, Inc.	71,200	2,461,740
		9,698,084

	Shares	Value
Software - 3.6%
Microsoft Corp.	725,813	$ 32,044,644
Oracle Corp.	203,991	8,220,837
		40,265,481
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	327,958	41,134,132
EMC Corp.	370,600	9,780,134
First Data Holdings, Inc. Class B (i)	739,120	3,481,255
		54,395,521
TOTAL INFORMATION TECHNOLOGY		234,999,801
MATERIALS - 3.5%
Chemicals - 2.9%
Airgas, Inc.	64,701	6,844,072
E.I. du Pont de Nemours & Co.	51,452	3,290,355
LyondellBasell Industries NV Class A	11,000	1,138,720
Monsanto Co.	105,719	11,268,588
Potash Corp. of Saskatchewan, Inc.	109,300	3,384,887
Syngenta AG (Switzerland)	15,500	6,324,340
Tronox Ltd. Class A	54,700	800,261
		33,051,223
Containers & Packaging - 0.1%
Packaging Corp. of America	15,200	949,848
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	218,600	4,070,332
Paper & Forest Products - 0.1%
Domtar Corp.	20,000	828,000
International Paper Co.	5,900	280,781
		1,108,781
TOTAL MATERIALS		39,180,184
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
TDC A/S	90,800	665,813
Verizon Communications, Inc.	315,780	14,718,506
		15,384,319
UTILITIES - 0.1%
Electric Utilities - 0.1%
Southern Co.	29,300	1,227,670
TOTAL COMMON STOCKS (Cost $836,445,248)		1,106,450,321
Convertible Preferred Stocks - 0.8%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(i)	9,742	4,835
Convertible Preferred Stocks - continued
	Shares	Value
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%	25,829	$ 9,224,052
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,441,334)		9,228,887
Convertible Bonds - 0.2%
		Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Tesla Motors, Inc. 1.25% 3/1/21		$ 520,000	508,625
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
3% 2/27/17		793,000	699,101
5% 10/15/18 (i)		506,549	417,077
Peabody Energy Corp. 4.75% 12/15/41		1,050,000	177,188
			1,293,366
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19 (f)		760,000	679,250
TOTAL CONVERTIBLE BONDS (Cost $3,227,846)			2,481,241
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g)	EUR	410,000	488,343
TOTAL PREFERRED SECURITIES (Cost $629,660)			488,343
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	5,701,776	$ 5,701,776
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	6,395,450	6,395,450
TOTAL MONEY MARKET FUNDS (Cost $12,097,226)		12,097,226
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $858,841,314)		1,130,746,018
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(5,872,970)
NET ASSETS - 100%		$ 1,124,873,048
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,167,593 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,903,167 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13 - 4/15/15	$ 506,549
First Data Holdings, Inc. Class B	6/26/14	$ 2,956,480
NJOY, Inc. Series D	2/14/14	$ 164,894
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,132
Fidelity Securities Lending Cash Central Fund	48,043
Total	$ 50,175
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 109,675,436	$ 109,670,601	$ -	$ 4,835
Consumer Staples	98,090,120	91,957,827	6,132,293	-
Energy	98,810,718	98,810,718	-	-
Financials	255,432,715	254,792,888	639,827	-
Health Care	118,292,986	118,292,986	-	-
Industrials	144,585,259	144,585,259	-	-
Information Technology	234,999,801	231,518,546	-	3,481,255
Materials	39,180,184	32,855,844	6,324,340	-
Telecommunication Services	15,384,319	15,384,319	-	-
Utilities	1,227,670	1,227,670	-	-
Corporate Bonds	2,481,241	-	2,481,241	-
Preferred Securities	488,343	-	488,343	-
Money Market Funds	12,097,226	12,097,226	-	-
Total Investments in Securities:	$ 1,130,746,018	$ 1,111,193,884	$ 16,066,044	$ 3,486,090
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.2%
United Kingdom	4.7%
Canada	2.5%
Israel	1.1%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,202,054) - See accompanying schedule: Unaffiliated issuers (cost $846,744,088)	$ 1,118,648,792
Fidelity Central Funds (cost $12,097,226)	12,097,226
Total Investments (cost $858,841,314)		$ 1,130,746,018
Receivable for investments sold		2,444,557
Receivable for fund shares sold		697,422
Dividends receivable		1,889,122
Interest receivable		15,174
Distributions receivable from Fidelity Central Funds		6,217
Other receivables		146,028
Total assets		1,135,944,538

Liabilities
Payable for investments purchased
Regular delivery	$ 2,895,066
Delayed delivery	172,638
Payable for fund shares redeemed	937,860
Accrued management fee	428,901
Distribution and service plan fees payable	79,197
Other affiliated payables	113,026
Other payables and accrued expenses	49,352
Collateral on securities loaned, at value	6,395,450
Total liabilities		11,071,490

Net Assets		$ 1,124,873,048
Net Assets consist of:
Paid in capital		$ 809,026,502
Undistributed net investment income		9,883,811
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		34,059,797
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		271,902,938
Net Assets		$ 1,124,873,048

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class:
Net Asset Value, offering price and redemption price per share ($404,359,050 ÷ 20,081,698 shares)	$ 20.14

Service Class:
Net Asset Value, offering price and redemption price per share ($130,424,983 ÷ 6,526,721 shares)	$ 19.98

Service Class 2:
Net Asset Value, offering price and redemption price per share ($319,238,477 ÷ 16,158,760 shares)	$ 19.76

Investor Class:
Net Asset Value, offering price and redemption price per share ($270,850,538 ÷ 13,499,427 shares)	$ 20.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 14,432,560
Interest		69,468
Income from Fidelity Central Funds		50,175
Total income		14,552,203

Expenses
Management fee	$ 2,556,839
Transfer agent fees	490,634
Distribution and service plan fees	476,932
Accounting and security lending fees	186,845
Custodian fees and expenses	32,459
Independent trustees' compensation	2,369
Audit	33,900
Legal	1,659
Miscellaneous	4,416
Total expenses before reductions	3,786,053
Expense reductions	(14,513)	3,771,540
Net investment income (loss)		10,780,663
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,915,428
Foreign currency transactions	(1,010)
Total net realized gain (loss)		35,914,418
Change in net unrealized appreciation (depreciation) on: Investment securities	(27,717,627)
Assets and liabilities in foreign currencies	8,236
Total change in net unrealized appreciation (depreciation)		(27,709,391)
Net gain (loss)		8,205,027
Net increase (decrease) in net assets resulting from operations		$ 18,985,690

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,780,663	$ 19,521,111
Net realized gain (loss)	35,914,418	86,725,680
Change in net unrealized appreciation (depreciation)	(27,709,391)	1,650,297
Net increase (decrease) in net assets resulting from operations	18,985,690	107,897,088
Distributions to shareholders from net investment income	(334,162)	(18,546,906)
Distributions to shareholders from net realized gain	(53,065,189)	(279,591)
Total distributions	(53,399,351)	(18,826,497)
Share transactions - net increase (decrease)	27,012,680	(15,853,447)
Total increase (decrease) in net assets	(7,400,981)	73,217,144

Net Assets
Beginning of period	1,132,274,029	1,059,056,885
End of period (including undistributed net investment income of $9,883,811 and distributions in excess of net investment income of $562,690, respectively)	$ 1,124,873,048	$ 1,132,274,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.78	$ 19.14	$ 14.59	$ 12.59	$ 12.62	$ 11.07
Income from Investment Operations
Net investment income (loss) E	.20	.38	.33	.32	.22	.08
Net realized and unrealized gain (loss)	.13	1.63	4.55	2.01	(.01)	1.55
Total from investment operations	.33	2.01	4.88	2.33	.21	1.63
Distributions from net investment income	(.01)	(.36)	(.33)	(.33)	(.24)	(.08)
Distributions from net realized gain	(.96)	(.01)	-	(.01)	-	-
Total distributions	(.97)	(.37)	(.33)	(.33)I	(.24)	(.08)
Net asset value, end of period	$ 20.14	$ 20.78	$ 19.14	$ 14.59	$ 12.59	$ 12.62
Total ReturnB, C, D	1.70%	10.47%	33.56%	18.56%	1.69%	14.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.56%A	.57%	.57%	.59%	.59%	.60%
Expenses net of fee waivers, if any	.56%A	.57%	.57%	.59%	.59%	.59%
Expenses net of all reductions	.56%A	.57%	.57%	.58%	.58%	.58%
Net investment income (loss)	1.99%A	1.90%	1.92%	2.29%	1.76%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 404,359	$ 406,311	$ 385,028	$ 300,330	$ 262,594	$ 278,330
Portfolio turnover rate G	35%A	45%	48%	54%	126%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.33 per share is comprised of distributions from net investment income of $.327 and distributions from net realized gain of $.007 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.64	$ 19.01	$ 14.49	$ 12.51	$ 12.54	$ 11.00
Income from Investment Operations
Net investment income (loss) E	.19	.36	.31	.31	.21	.07
Net realized and unrealized gain (loss)	.12	1.62	4.53	1.99	(.02)	1.54
Total from investment operations	.31	1.98	4.84	2.30	.19	1.61
Distributions from net investment income	(.01)	(.34)	(.32)	(.31)	(.22)	(.07)
Distributions from net realized gain	(.96)	(.01)	-	(.01)	-	-
Total distributions	(.97)	(.35)	(.32)	(.32)	(.22)	(.07)
Net asset value, end of period	$ 19.98	$ 20.64	$ 19.01	$ 14.49	$ 12.51	$ 12.54
Total ReturnB, C, D	1.61%	10.39%	33.46%	18.40%	1.57%	14.66%
Ratios to Average Net Assets F, H
Expenses before reductions	.66%A	.66%	.67%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.66%A	.66%	.67%	.68%	.69%	.68%
Expenses net of all reductions	.66%A	.66%	.67%	.67%	.68%	.68%
Net investment income (loss)	1.89%A	1.80%	1.82%	2.19%	1.66%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 130,425	$ 135,893	$ 139,248	$ 118,185	$ 121,871	$ 146,736
Portfolio turnover rate G	35%A	45%	48%	54%	126%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.43	$ 18.82	$ 14.35	$ 12.39	$ 12.43	$ 10.90
Income from Investment Operations
Net investment income (loss) E	.17	.32	.28	.28	.19	.05
Net realized and unrealized gain (loss)	.13	1.61	4.48	1.98	(.03)	1.53
Total from investment operations	.30	1.93	4.76	2.26	.16	1.58
Distributions from net investment income	(.01)	(.31)	(.29)	(.29)	(.20)	(.05)
Distributions from net realized gain	(.96)	(.01)	-	(.01)	-	-
Total distributions	(.97)	(.32)	(.29)	(.30)	(.20)	(.05)
Net asset value, end of period	$ 19.76	$ 20.43	$ 18.82	$ 14.35	$ 12.39	$ 12.43
Total ReturnB, C, D	1.57%	10.23%	33.25%	18.25%	1.36%	14.55%
Ratios to Average Net Assets F, H
Expenses before reductions	.81%A	.81%	.82%	.83%	.84%	.84%
Expenses net of fee waivers, if any	.81%A	.81%	.82%	.83%	.84%	.83%
Expenses net of all reductions	.81%A	.81%	.82%	.82%	.83%	.83%
Net investment income (loss)	1.74%A	1.65%	1.67%	2.04%	1.51%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 319,238	$ 330,608	$ 342,586	$ 285,693	$ 273,491	$ 310,905
Portfolio turnover rate G	35%A	45%	48%	54%	126%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.71	$ 19.09	$ 14.55	$ 12.56	$ 12.60	$ 11.05
Income from Investment Operations
Net investment income (loss) E	.19	.36	.32	.31	.21	.07
Net realized and unrealized gain (loss)	.13	1.62	4.54	2.01	(.02)	1.56
Total from investment operations	.32	1.98	4.86	2.32	.19	1.63
Distributions from net investment income	(.01)	(.35)	(.32)	(.32)	(.23)	(.08)
Distributions from net realized gain	(.96)	(.01)	-	(.01)	-	-
Total distributions	(.97)	(.36)	(.32)	(.33)	(.23)	(.08)
Net asset value, end of period	$ 20.06	$ 20.71	$ 19.09	$ 14.55	$ 12.56	$ 12.60
Total ReturnB, C, D	1.66%	10.33%	33.52%	18.46%	1.53%	14.72%
Ratios to Average Net Assets F, H
Expenses before reductions	.64%A	.65%	.65%	.67%	.68%	.68%
Expenses net of fee waivers, if any	.64%A	.65%	.65%	.67%	.68%	.68%
Expenses net of all reductions	.64%A	.64%	.65%	.66%	.67%	.67%
Net investment income (loss)	1.91%A	1.82%	1.84%	2.20%	1.67%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 270,851	$ 259,462	$ 192,195	$ 95,689	$ 66,364	$ 60,029
Portfolio turnover rate G	35%A	45%	48%	54%	126%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships, capital loss carryforward and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 304,616,209
Gross unrealized depreciation	(35,201,818)
Net unrealized appreciation (depreciation) on securities	$ 269,414,391

Tax cost	$ 861,331,627

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $199,512,185 and $217,244,378, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 67,215
Service Class 2	409,717
$ 476,932

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 138,810
Service Class	44,715
Service Class 2	109,049
Investor Class	198,060
$ 490,634

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,600 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $892 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $48,043. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,762 for the period.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Investor Class expenses, during the period in the amount of $4,751.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Initial Class	$ 139,378	$ 7,006,062
Service Class	39,099	2,225,654
Service Class 2	80,153	4,998,465
Investor Class	75,532	4,316,725
Total	$ 334,162	$ 18,546,906
From net realized gain
Initial Class	$ 19,194,355	$ 100,836
Service Class	6,281,887	36,213
Service Class 2	15,453,445	89,771
Investor Class	12,135,502	52,771
Total	$ 53,065,189	$ 279,591

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Initial Class
Shares sold	1,224,035	1,921,159	$ 24,946,062	$ 38,003,861
Reinvestment of distributions	982,905	338,450	19,333,733	7,106,898
Shares redeemed	(1,680,664)	(2,820,948)	(34,123,355)	(56,569,620)
Net increase (decrease)	526,276	(561,339)	$ 10,156,440	$ (11,458,861)
Service Class
Shares sold	41,811	188,864	$ 842,430	$ 3,738,321
Reinvestment of distributions	323,655	108,466	6,320,986	2,261,867
Shares redeemed	(423,887)	(1,036,119)	(8,548,773)	(20,453,726)
Net increase (decrease)	(58,421)	(738,789)	$ (1,385,357)	$ (14,453,538)
Service Class 2
Shares sold	549,706	926,498	$ 10,903,332	$ 18,185,010
Reinvestment of distributions	804,016	246,534	15,533,598	5,088,236
Shares redeemed	(1,379,910)	(3,187,223)	(27,498,995)	(62,282,116)
Net increase (decrease)	(26,188)	(2,014,191)	$ (1,062,065)	$ (39,008,870)
Investor Class
Shares sold	1,108,687	3,392,487	$ 22,407,722	$ 67,277,360
Reinvestment of distributions	623,012	208,620	12,211,035	4,369,496
Shares redeemed	(758,518)	(1,144,651)	(15,315,095)	(22,579,034)
Net increase (decrease)	973,181	2,456,456	$ 19,303,662	$ 49,067,822

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 31% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 26% of the total outstanding shares of the Fund.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPGI-SANN-0815
1.705698.117
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity® Variable Insurance Products:
Balanced Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.51%
Actual		$ 1,000.00	$ 1,024.30	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56
Service Class	.62%
Actual		$ 1,000.00	$ 1,023.70	$ 3.11
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11
Service Class 2.76%
Actual		$ 1,000.00	$ 1,022.90	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Investor Class	.59%
Actual		$ 1,000.00	$ 1,023.80	$ 2.96
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 2.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.8	2.5
JPMorgan Chase & Co.	1.4	1.2
Danaher Corp.	1.3	0.8
Citigroup, Inc.	1.3	1.2
Google, Inc. Class C	1.2	1.4
	8.0
Top Five Bond Issuers as of June 30, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	5.5	7.7
Fannie Mae	3.8	3.1
Freddie Mac	1.0	1.2
Ginnie Mae	1.0	1.0
Citigroup, Inc.	1.0	0.4
	12.3
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.6	16.4
Information Technology	12.5	13.4
Health Care	11.5	10.3
Consumer Discretionary	10.8	10.1
Energy	7.9	7.2
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks and Equity Futures 67.6%		Stocks and Equity Futures 68.9%
	Bonds 31.0%		Bonds 28.0%
	Other Investments 0.2%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) 3.0%
* Foreign investments	12.7%	** Foreign investments	9.1%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Percentages are adjusted for the effect of futures and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Automobiles - 0.2%
Tesla Motors, Inc. (a)	23,000	$ 6,169,980
Diversified Consumer Services - 0.3%
H&R Block, Inc.	260,041	7,710,216
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	64,900	1,591,348
		9,301,564
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	88,700	2,747,039
Extended Stay America, Inc. unit	608,562	11,422,709
McDonald's Corp.	242,330	23,038,313
Panera Bread Co. Class A (a)	66,429	11,609,796
Starbucks Corp.	358,190	19,204,357
Wynn Resorts Ltd.	88,700	8,752,029
		76,774,243
Internet & Catalog Retail - 1.9%
Ctrip.com International Ltd. sponsored ADR (a)	39,100	2,839,442
Groupon, Inc. Class A (a)	8,900	44,767
Jumei International Holding Ltd. sponsored ADR (a)	127,800	2,918,952
Liberty Interactive Corp. Qvc G Series A (a)	797,693	22,135,981
Priceline Group, Inc. (a)	15,900	18,306,783
Travelport Worldwide Ltd. (d)	566,764	7,810,008
Vipshop Holdings Ltd. ADR (a)	85,700	1,906,825
		55,962,758
Media - 2.2%
Bona Film Group Ltd. sponsored ADR (a)	54,249	661,838
DIRECTV (a)	68,400	6,346,836
DreamWorks Animation SKG, Inc. Class A (a)(d)	273,260	7,208,599
Liberty Media Corp. Class C (a)	298,788	10,726,489
Manchester United PLC (a)	179,600	3,207,656
The Madison Square Garden Co. Class A (a)	261,462	21,829,462
Time Warner Cable, Inc.	4,300	766,131
Twenty-First Century Fox, Inc. Class A	430,103	13,997,702
		64,744,713
Multiline Retail - 1.1%
B&M European Value Retail S.A.	1,628,483	8,773,967
Dollar General Corp.	306,942	23,861,671
		32,635,638
Specialty Retail - 0.7%
Michaels Companies, Inc.	282,601	7,604,793
TJX Companies, Inc.	207,223	13,711,946
		21,316,739

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)	49,100	$ 3,206,230
NIKE, Inc. Class B	204,200	22,057,684
		25,263,914
TOTAL CONSUMER DISCRETIONARY		292,169,549
CONSUMER STAPLES - 6.0%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	22,700	2,731,729
Coca-Cola Icecek Sanayi A/S	31,000	515,876
Constellation Brands, Inc. Class A (sub. vtg.)	36,300	4,211,526
Diageo PLC sponsored ADR	14,900	1,728,996
Monster Beverage Corp. (a)	43,300	5,803,066
The Coca-Cola Co.	629,086	24,679,044
		39,670,237
Food & Staples Retailing - 1.4%
CVS Health Corp.	212,676	22,305,459
Kroger Co.	171,637	12,445,399
Sprouts Farmers Market LLC (a)	24,600	663,708
Sysco Corp.	98,119	3,542,096
Whole Foods Market, Inc.	84,700	3,340,568
		42,297,230
Food Products - 0.9%
Bunge Ltd.	32,368	2,841,910
Keurig Green Mountain, Inc.	106,368	8,150,980
Mead Johnson Nutrition Co. Class A	104,352	9,414,637
Nestle SA	25,535	1,842,366
The Hershey Co.	55,500	4,930,065
		27,179,958
Household Products - 0.9%
Colgate-Palmolive Co.	204,800	13,395,968
Procter & Gamble Co.	152,176	11,906,250
		25,302,218
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	28,000	2,426,480
Nu Skin Enterprises, Inc. Class A	24,116	1,136,587
		3,563,067
Tobacco - 1.4%
Altria Group, Inc.	416,600	20,375,906
British American Tobacco PLC sponsored ADR	190,619	20,634,507
Philip Morris International, Inc.	16,900	1,354,873
		42,365,286
TOTAL CONSUMER STAPLES		180,377,996
ENERGY - 5.2%
Energy Equipment & Services - 1.1%
Aspen Aerogels, Inc.	55,337	366,331
Baker Hughes, Inc.	27,400	1,690,580
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Dril-Quip, Inc. (a)	23,200	$ 1,745,800
Halliburton Co.	192,500	8,290,975
Independence Contract Drilling, Inc.	118,773	1,053,517
Oceaneering International, Inc.	47,700	2,222,343
Schlumberger Ltd.	209,000	18,013,710
		33,383,256
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.	161,574	12,612,466
Apache Corp.	63,800	3,676,794
Black Stone Minerals LP	121,300	2,088,786
Cabot Oil & Gas Corp.	160,960	5,076,678
Chevron Corp.	256,300	24,725,261
Cimarex Energy Co.	43,385	4,785,799
Columbia Pipeline Partners LP	46,500	1,171,800
Emerald Oil, Inc. warrants 2/4/16 (a)	21,741	0
EOG Resources, Inc.	86,266	7,552,588
EP Energy Corp. (a)(d)	141,300	1,798,749
Exxon Mobil Corp.	181,600	15,109,120
Kinder Morgan, Inc.	183,239	7,034,545
Memorial Resource Development Corp.	120,350	2,283,040
Noble Energy, Inc.	215,013	9,176,755
Parsley Energy, Inc. Class A (a)	101,100	1,761,162
Phillips 66 Co.	125,626	10,120,431
PrairieSky Royalty Ltd. (d)(e)	92,500	2,333,607
SM Energy Co.	48,200	2,222,984
Suncor Energy, Inc.	244,380	6,730,722
Synergy Resources Corp. (a)	70,500	805,815
Valero Energy Partners LP	22,884	1,168,915
		122,236,017
TOTAL ENERGY		155,619,273
FINANCIALS - 10.8%
Banks - 5.0%
Bank of America Corp.	1,846,987	31,435,719
Citigroup, Inc.	691,054	38,173,823
Huntington Bancshares, Inc.	331,930	3,754,128
JPMorgan Chase & Co.	601,700	40,771,192
Regions Financial Corp.	408,200	4,228,952
SunTrust Banks, Inc.	88,873	3,823,316
Synovus Financial Corp.	79,942	2,463,812
U.S. Bancorp	243,447	10,565,600
Wells Fargo & Co.	265,700	14,942,968
		150,159,510
Capital Markets - 1.4%
Ameriprise Financial, Inc.	9,772	1,220,816
Artisan Partners Asset Management, Inc.	54,300	2,522,778
BlackRock, Inc. Class A	26,072	9,020,391
E*TRADE Financial Corp. (a)	126,800	3,797,660
Goldman Sachs Group, Inc.	56,800	11,859,272

	Shares	Value
Greenhill & Co., Inc.	22,900	$ 946,457
Invesco Ltd.	89,912	3,370,801
Northern Trust Corp.	67,500	5,161,050
Oaktree Capital Group LLC Class A	15,191	807,857
State Street Corp.	43,100	3,318,700
The Blackstone Group LP	27,050	1,105,534
		43,131,316
Consumer Finance - 1.6%
Capital One Financial Corp.	406,931	35,797,720
Imperial Holdings, Inc. warrants 4/11/19 (a)	6,565	1,145
Navient Corp.	179,052	3,260,537
SLM Corp. (a)	434,752	4,291,002
Springleaf Holdings, Inc. (a)	89,800	4,122,718
		47,473,122
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	17	3,482,450
Class B (a)	52,700	7,172,997
IntercontinentalExchange Group, Inc.	21,300	4,762,893
KBC Ancora	38,000	1,533,588
PICO Holdings, Inc. (a)	48,568	714,921
		17,666,849
Insurance - 1.1%
Direct Line Insurance Group PLC	594,745	3,138,028
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,300	641,028
Marsh & McLennan Companies, Inc.	104,433	5,921,351
MetLife, Inc.	195,391	10,939,942
Principal Financial Group, Inc.	48,800	2,502,952
The Chubb Corp.	70,600	6,716,884
Unum Group	57,700	2,062,775
		31,922,960
Real Estate Investment Trusts - 0.9%
Altisource Residential Corp. Class B	64,400	1,085,140
American Realty Capital Properties, Inc.	273,000	2,219,490
American Tower Corp.	26,900	2,509,501
Boston Properties, Inc.	40,700	4,926,328
Digital Realty Trust, Inc.	113,900	7,594,852
Duke Realty LP	154,800	2,874,636
FelCor Lodging Trust, Inc.	132,600	1,310,088
Kite Realty Group Trust	31,000	758,570
Outfront Media, Inc.	38,920	982,341
Store Capital Corp.	100,700	2,024,070
Sun Communities, Inc.	10,600	655,398
The Macerich Co.	9,200	686,320
		27,626,734
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	163,606	6,053,422
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	36,700	$ 374,340
Washington Mutual, Inc. (a)	101,600	1
		374,341
TOTAL FINANCIALS		324,408,254
HEALTH CARE - 10.4%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	39,850	7,203,685
Amgen, Inc.	107,509	16,504,782
Biogen, Inc. (a)	41,791	16,881,057
BioMarin Pharmaceutical, Inc. (a)	42,100	5,758,438
Celgene Corp. (a)	129,800	15,022,403
Gilead Sciences, Inc.	220,483	25,814,150
Vertex Pharmaceuticals, Inc. (a)	56,600	6,988,968
		94,173,483
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	816,780	14,457,006
Edwards Lifesciences Corp. (a)	22,500	3,204,675
Medtronic PLC	304,656	22,575,010
Quidel Corp. (a)	6,523	149,703
The Cooper Companies, Inc.	32,714	5,822,111
Zimmer Biomet Holdings, Inc.	71,030	7,758,607
		53,967,112
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc. (a)	96,900	3,362,430
Cigna Corp.	78,200	12,668,400
HCA Holdings, Inc. (a)	98,500	8,935,920
Henry Schein, Inc. (a)	38,624	5,489,243
McKesson Corp.	76,128	17,114,336
Teladoc, Inc.	7,300	138,700
UnitedHealth Group, Inc.	100,700	12,285,400
		59,994,429
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	171,900	6,631,902
Thermo Fisher Scientific, Inc.	72,317	9,383,854
		16,015,756
Pharmaceuticals - 3.0%
AbbVie, Inc.	116,629	7,836,303
Allergan PLC (a)	85,723	26,013,502
Baxalta, Inc. (a)	115,400	3,685,876
Bristol-Myers Squibb Co.	304,660	20,272,076
Endo Health Solutions, Inc. (a)	79,600	6,340,140
Horizon Pharma PLC (a)	135,200	4,696,848
Horizon Pharma PLC warrants 9/25/17 (a)	164,400	4,976,935
Merck & Co., Inc.	26,759	1,523,390

	Shares	Value
Shire PLC	81,000	$ 6,508,315
Teva Pharmaceutical Industries Ltd. sponsored ADR	150,300	8,882,730
		90,736,115
TOTAL HEALTH CARE		314,886,895
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.9%
Meggitt PLC	395,115	2,895,525
TransDigm Group, Inc.	102,300	22,983,741
		25,879,266
Air Freight & Logistics - 0.5%
FedEx Corp.	81,648	13,912,819
Electrical Equipment - 1.1%
AMETEK, Inc.	599,991	32,867,507
Industrial Conglomerates - 2.3%
Danaher Corp.	453,918	38,850,842
Roper Industries, Inc.	180,481	31,125,753
		69,976,595
Machinery - 0.6%
Colfax Corp. (a)	26,600	1,227,590
Deere & Co.	125,100	12,140,955
WABCO Holdings, Inc. (a)	50,978	6,306,998
		19,675,543
Road & Rail - 0.7%
eHi Car Service Co. Ltd. sponsored ADR	27,600	399,096
J.B. Hunt Transport Services, Inc.	251,894	20,677,978
		21,077,074
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	38,700	1,772,073
HD Supply Holdings, Inc. (a)	279,900	9,846,882
		11,618,955
TOTAL INDUSTRIALS		195,007,759
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 0.7%
Cisco Systems, Inc.	120,959	3,321,534
QUALCOMM, Inc.	301,908	18,908,498
		22,230,032
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	73,979	4,756,850
Trimble Navigation Ltd. (a)	130,400	3,059,184
		7,816,034
Internet Software & Services - 3.2%
Alibaba Group Holding Ltd. sponsored ADR	170,800	14,051,716
Baidu.com, Inc. sponsored ADR (a)	6,300	1,254,204
ChannelAdvisor Corp. (a)	82,350	984,083
Cvent, Inc. (a)	178,878	4,611,475
Facebook, Inc. Class A (a)	209,504	17,968,111
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Five9, Inc. (a)	11,411	$ 59,680
Google, Inc. Class C	70,149	36,513,256
HomeAway, Inc. (a)	83,800	2,607,856
Just Dial Ltd.	88,692	1,770,681
Opower, Inc. (a)(d)	280,563	3,229,280
Qihoo 360 Technology Co. Ltd. ADR (a)	53,199	3,601,040
Twitter, Inc. (a)	61,700	2,234,774
Velti PLC (a)(h)	284,296	2,328
Wix.com Ltd. (a)	38,184	901,906
Youku Tudou, Inc. ADR (a)	274,400	6,731,032
		96,521,422
IT Services - 0.5%
Alliance Data Systems Corp. (a)	3,300	963,402
ASAC II LP (a)(h)	444,553	7,221,307
Fidelity National Information Services, Inc.	28,000	1,730,400
Lionbridge Technologies, Inc. (a)	37,940	234,090
Sabre Corp.	261,180	6,216,084
		16,365,283
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	94,000	6,033,390
Broadcom Corp. Class A	51,700	2,662,033
Intersil Corp. Class A	227,174	2,841,947
Marvell Technology Group Ltd.	1,341,900	17,692,952
Maxim Integrated Products, Inc.	47,800	1,652,685
Micron Technology, Inc. (a)	206,600	3,892,344
NVIDIA Corp.	84,300	1,695,273
Qorvo, Inc. (a)	169,187	13,580,640
Semtech Corp. (a)	78,900	1,566,165
		51,617,429
Software - 2.4%
Activision Blizzard, Inc.	48,700	1,179,027
Adobe Systems, Inc. (a)	124,731	10,104,458
Autodesk, Inc. (a)	131,200	6,569,840
Citrix Systems, Inc. (a)	12,700	891,032
Electronic Arts, Inc. (a)	3,355	223,108
Fleetmatics Group PLC (a)	45,416	2,126,831
Imperva, Inc. (a)	102,387	6,931,600
Microsoft Corp.	448,200	19,788,030
Oracle Corp.	272,679	10,988,964
RealPage, Inc. (a)	92,400	1,762,068
Salesforce.com, Inc. (a)	119,400	8,313,822
Varonis Systems, Inc. (a)(d)	43,007	950,025
Xero Ltd. (a)	25,340	309,948
Zendesk, Inc. (a)	118,000	2,620,780
		72,759,533
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	661,011	82,907,298
Electronics for Imaging, Inc. (a)	92,827	4,038,903
Hewlett-Packard Co.	462,300	13,873,623

	Shares	Value
SanDisk Corp.	71,900	$ 4,186,018
Western Digital Corp.	23,400	1,835,028
		106,840,870
TOTAL INFORMATION TECHNOLOGY		374,150,603
MATERIALS - 2.5%
Chemicals - 2.0%
Airgas, Inc.	20,682	2,187,742
Ashland, Inc.	17,300	2,108,870
CF Industries Holdings, Inc.	85,500	5,495,940
Cytec Industries, Inc.	23,700	1,434,561
E.I. du Pont de Nemours & Co.	133,800	8,556,510
Eastman Chemical Co.	74,896	6,127,991
Ecolab, Inc.	158,300	17,898,981
LyondellBasell Industries NV Class A	52,112	5,394,634
Monsanto Co.	79,167	8,438,411
W.R. Grace & Co. (a)	32,325	3,242,198
		60,885,838
Construction Materials - 0.1%
Eagle Materials, Inc.	38,200	2,915,806
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	151,198	2,106,188
MeadWestvaco Corp.	23,900	1,127,841
Rock-Tenn Co. Class A	71,444	4,300,929
		7,534,958
Metals & Mining - 0.1%
Nucor Corp.	74,100	3,265,587
TOTAL MATERIALS		74,602,189
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	56,300	1,999,776
Cogent Communications Group, Inc.	30,000	1,015,200
Frontier Communications Corp.	140,900	697,455
inContact, Inc. (a)	133,600	1,318,632
Level 3 Communications, Inc. (a)	63,304	3,334,222
Verizon Communications, Inc.	494,296	23,039,137
		31,404,422
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	7,800	459,443
T-Mobile U.S., Inc. (a)	95,050	3,685,089
Telephone & Data Systems, Inc.	27,000	793,800
		4,938,332
TOTAL TELECOMMUNICATION SERVICES		36,342,754
UTILITIES - 1.7%
Electric Utilities - 0.8%
Edison International	49,205	2,734,814
Exelon Corp.	218,600	6,868,412
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	91,977	$ 9,016,505
PPL Corp.	180,050	5,306,074
		23,925,805
Gas Utilities - 0.0%
National Fuel Gas Co.	32,353	1,905,268
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	152,900	3,498,352
NRG Yield, Inc. Class C	96,900	2,121,141
		5,619,493
Multi-Utilities - 0.7%
Dominion Resources, Inc.	105,700	7,068,159
NiSource, Inc.	72,900	3,323,511
PG&E Corp.	71,450	3,508,195
Sempra Energy	68,095	6,737,319
		20,637,184
TOTAL UTILITIES		52,087,750
TOTAL COMMON STOCKS (Cost $1,699,984,561)		1,999,653,022
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25%	46,000	2,271,020
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	143,100	872,910
TOTAL PREFERRED STOCKS (Cost $3,276,107)		3,143,930
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $1,162,000)	$ 1,162,000	1,024,408
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0% to 0.03% 7/2/15 to 8/20/15 (f) (Cost $1,379,994)	$ 1,380,000	$ 1,379,988
Fixed-Income Funds - 31.5%
	Shares
Fidelity High Income Central Fund 2 (g)	507,595	57,256,688
Fidelity VIP Investment Grade Central Fund (g)	8,446,828	890,295,691
TOTAL FIXED-INCOME FUNDS (Cost $924,180,049)		947,552,379
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.15% (b)	62,537,960	62,537,960
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	4,640,650	4,640,650
TOTAL MONEY MARKET FUNDS (Cost $67,178,610)		67,178,610
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,697,161,321)		3,019,932,337
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(6,915,621)
NET ASSETS - 100%		$ 3,013,016,716
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
317 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 32,562,240	$ (700,416)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,379,988.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,223,636 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 4,445,530
Velti PLC	4/19/13	$ 426,444
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,396
Fidelity High Income Central Fund 2	1,702,480
Fidelity Securities Lending Cash Central Fund	20,018
Fidelity VIP Investment Grade Central Fund	12,014,454
Total	$ 13,791,348
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 55,811,727	$ 1,702,664	$ -	$ 57,256,688	7.0%
Fidelity VIP Investment Grade Central Fund	761,872,397	139,533,512	-	890,295,691	18.5%
Total	$ 817,684,124	$ 141,236,176	$ -	$ 947,552,379
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 292,169,549	$ 292,169,549	$ -	$ -
Consumer Staples	181,250,906	176,676,811	4,574,095	-
Energy	157,890,293	157,890,293	-	-
Financials	324,408,254	324,407,108	1,145	1
Health Care	314,886,895	303,401,645	11,485,250	-
Industrials	195,007,759	195,007,759	-	-
Information Technology	374,150,603	366,926,968	2,328	7,221,307
Materials	74,602,189	74,602,189	-	-
Telecommunication Services	36,342,754	35,883,311	459,443	-
Utilities	52,087,750	52,087,750	-	-
Corporate Bonds	1,024,408	-	1,024,408	-
U.S. Government and Government Agency Obligations	1,379,988	-	1,379,988	-
Fixed-Income Funds	947,552,379	947,552,379	-	-
Money Market Funds	67,178,610	67,178,610	-	-
Total Investments in Securities:	$ 3,019,932,337	$ 2,993,784,372	$ 18,926,657	$ 7,221,308
Derivative Instruments:
Liabilities
Futures Contracts	$ (700,416)	$ (700,416)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (700,416)
Total Value of Derivatives	$ -	$ (700,416)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	11.3%
AAA,AA,A	7.1%
BBB	8.8%
BB	2.5%
B	1.2%
CCC,CC,C	0.2%
D	0.0%
Not Rated	0.5%
Equities	66.5%
Short-Term Investments and Net Other Assets	1.9%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.3%
United Kingdom	2.4%
Ireland	2.3%
Cayman Islands	1.4%
Bermuda	1.2%
Netherlands	1.0%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,533,541) - See accompanying schedule: Unaffiliated issuers (cost $1,705,802,662)	$ 2,005,201,348
Fidelity Central Funds (cost $991,358,659)	1,014,730,989
Total Investments (cost $2,697,161,321)		$ 3,019,932,337
Receivable for investments sold		22,272,771
Receivable for fund shares sold		1,731,569
Dividends receivable		2,552,990
Interest receivable		46,867
Distributions receivable from Fidelity Central Funds		13,647
Receivable for daily variation margin for derivative instruments		62,123
Other receivables		463,138
Total assets		3,047,075,442

Liabilities
Payable to custodian bank	$ 1,655,443
Payable for investments purchased
Regular delivery	25,527,409
Delayed delivery	455,364
Payable for fund shares redeemed	170,502
Accrued management fee	1,006,960
Distribution and service plan fees payable	118,379
Other affiliated payables	415,015
Other payables and accrued expenses	69,004
Collateral on securities loaned, at value	4,640,650
Total liabilities		34,058,726

Net Assets		$ 3,013,016,716
Net Assets consist of:
Paid in capital		$ 2,622,022,928
Undistributed net investment income		20,648,207
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,278,046
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		322,067,535
Net Assets		$ 3,013,016,716

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class:
Net Asset Value, offering price and redemption price per share ($221,516,720 ÷ 13,108,274 shares)	$ 16.90

Service Class:
Net Asset Value, offering price and redemption price per share ($4,165,965 ÷ 247,710 shares)	$ 16.82

Service Class 2:
Net Asset Value, offering price and redemption price per share ($561,914,557 ÷ 33,957,673 shares)	$ 16.55

Investor Class:
Net Asset Value, offering price and redemption price per share ($2,225,419,474 ÷ 132,634,875 shares)	$ 16.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 15,834,740
Interest		17,618
Income from Fidelity Central Funds		13,791,348
Total income		29,643,706

Expenses
Management fee	$ 5,852,570
Transfer agent fees	1,855,537
Distribution and service plan fees	689,184
Accounting and security lending fees	553,684
Custodian fees and expenses	55,473
Independent trustees' compensation	6,032
Audit	39,029
Legal	3,530
Miscellaneous	10,520
Total expenses before reductions	9,065,559
Expense reductions	(88,394)	8,977,165
Net investment income (loss)		20,666,541
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,853,572
Foreign currency transactions	(35,696)
Futures contracts	1,406,526
Total net realized gain (loss)		66,224,402
Change in net unrealized appreciation (depreciation) on: Investment securities	(19,049,012)
Assets and liabilities in foreign currencies	7,768
Futures contracts	(1,305,806)
Total change in net unrealized appreciation (depreciation)		(20,347,050)
Net gain (loss)		45,877,352
Net increase (decrease) in net assets resulting from operations		$ 66,543,893

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,666,541	$ 39,537,330
Net realized gain (loss)	66,224,402	107,087,350
Change in net unrealized appreciation (depreciation)	(20,347,050)	104,341,441
Net increase (decrease) in net assets resulting from operations	66,543,893	250,966,121
Distributions to shareholders from net investment income	(1,352,281)	(38,454,695)
Distributions to shareholders from net realized gain	(72,864,783)	(312,248,296)
Total distributions	(74,217,064)	(350,702,991)
Share transactions - net increase (decrease)	222,388,366	467,558,758
Total increase (decrease) in net assets	214,715,195	367,821,888

Net Assets
Beginning of period	2,798,301,521	2,430,479,633
End of period (including undistributed net investment income of $$20,648,207 and undistributed net investment income of $1,333,947, respectively)	$ 3,013,016,716	$ 2,798,301,521

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.93	$ 17.76	$ 15.76	$ 14.63	$ 15.50	$ 13.41
Income from Investment Operations
Net investment income (loss) E	.13	.27	.26	.26	.26	.25
Net realized and unrealized gain (loss)	.28	1.37	2.76	1.91	(.83)	2.17
Total from investment operations	.41	1.64	3.02	2.17	(.57)	2.42
Distributions from net investment income	(.01)	(.25)	(.27)	(.26)H	(.26)	(.25)
Distributions from net realized gain	(.43)	(2.22)	(.76)	(.78)H	(.04)	(.08)
Total distributions	(.44)	(2.47)	(1.02)J	(1.04)	(.30)	(.33)
Net asset value, end of period	$ 16.90	$ 16.93	$ 17.76	$ 15.76	$ 14.63	$ 15.50
Total ReturnB, C, D	2.43%	10.26%	19.66%	15.07%	(3.61)%	18.07%
Ratios to Average Net Assets F, I
Expenses before reductions	.51%A	.51%	.53%	.54%	.54%	.55%
Expenses net of fee waivers, if any	.51%A	.51%	.52%	.54%	.54%	.54%
Expenses net of all reductions	.51%A	.51%	.52%	.53%	.53%	.54%
Net investment income (loss)	1.51%A	1.63%	1.54%	1.69%	1.67%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,517	$ 220,897	$ 207,796	$ 178,915	$ 171,959	$ 202,766
Portfolio turnover rateG	50% A	56%	95%	48%	47%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $1.02 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.755 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.86	$ 17.70	$ 15.71	$ 14.58	$ 15.45	$ 13.36
Income from Investment Operations
Net investment income (loss) E	.12	.25	.24	.24	.24	.23
Net realized and unrealized gain (loss)	.28	1.36	2.75	1.91	(.83)	2.17
Total from investment operations	.40	1.61	2.99	2.15	(.59)	2.40
Distributions from net investment income	(.01)	(.23)	(.24)	(.23)H	(.24)	(.23)
Distributions from net realized gain	(.43)	(2.22)	(.76)	(.78)H	(.04)	(.08)
Total distributions	(.44)	(2.45)	(1.00)	(1.02)J	(.28)	(.31)
Net asset value, end of period	$ 16.82	$ 16.86	$ 17.70	$ 15.71	$ 14.58	$ 15.45
Total ReturnB, C, D	2.37%	10.09%	19.50%	14.95%	(3.78)%	17.99%
Ratios to Average Net Assets F, I
Expenses before reductions	.62%A	.65%	.66%	.67%	.67%	.68%
Expenses net of fee waivers, if any	.62%A	.65%	.66%	.67%	.67%	.67%
Expenses net of all reductions	.62%A	.65%	.66%	.67%	.67%	.67%
Net investment income (loss)	1.40%A	1.50%	1.41%	1.55%	1.54%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,166	$ 3,267	$ 3,474	$ 3,548	$ 3,930	$ 5,126
Portfolio turnover rateG	50% A	56%	95%	48%	47%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $1.02 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.784 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.61	$ 17.47	$ 15.53	$ 14.43	$ 15.29	$ 13.24
Income from Investment Operations
Net investment income (loss) E	.10	.23	.21	.22	.22	.21
Net realized and unrealized gain (loss)	.28	1.34	2.71	1.89	(.81)	2.13
Total from investment operations	.38	1.57	2.92	2.11	(.59)	2.34
Distributions from net investment income	(.01)	(.22)	(.23)	(.22)H	(.23)	(.21)
Distributions from net realized gain	(.43)	(2.22)	(.76)	(.78)H	(.04)	(.08)
Total distributions	(.44)	(2.43)L	(.98)K	(1.01)J	(.27)	(.29)
Net asset value, end of period	$ 16.55	$ 16.61	$ 17.47	$ 15.53	$ 14.43	$ 15.29
Total ReturnB, C, D	2.29%	10.02%	19.28%	14.82%	(3.83)%	17.76%
Ratios to Average Net Assets F, I
Expenses before reductions	.76%A	.76%	.78%	.78%	.79%	.80%
Expenses net of fee waivers, if any	.76%A	.76%	.77%	.78%	.79%	.79%
Expenses net of all reductions	.76%A	.76%	.77%	.78%	.78%	.79%
Net investment income (loss)	1.26%A	1.38%	1.29%	1.44%	1.43%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 561,915	$ 521,880	$ 436,060	$ 353,711	$ 290,719	$ 260,051
Portfolio turnover rateG	50% A	56%	95%	48%	47%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $1.01 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.784 per share. KTotal distributions of $.98 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.755 per share. LTotal distributions of $2.43 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $2.217 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.82	$ 17.66	$ 15.68	$ 14.56	$ 15.43	$ 13.35
Income from Investment Operations
Net investment income (loss) E	.12	.26	.25	.25	.24	.23
Net realized and unrealized gain (loss)	.28	1.36	2.74	1.90	(.82)	2.17
Total from investment operations	.40	1.62	2.99	2.15	(.58)	2.40
Distributions from net investment income	(.01)	(.24)	(.26)	(.24)H	(.25)	(.24)
Distributions from net realized gain	(.43)	(2.22)	(.76)	(.78)H	(.04)	(.08)
Total distributions	(.44)	(2.46)	(1.01)K	(1.03)J	(.29)	(.32)
Net asset value, end of period	$ 16.78	$ 16.82	$ 17.66	$ 15.68	$ 14.56	$ 15.43
Total ReturnB, C, D	2.38%	10.18%	19.54%	14.99%	(3.71)%	17.99%
Ratios to Average Net Assets F, I
Expenses before reductions	.59%A	.59%	.61%	.62%	.62%	.63%
Expenses net of fee waivers, if any	.59%A	.59%	.60%	.62%	.62%	.62%
Expenses net of all reductions	.58%A	.59%	.60%	.61%	.62%	.62%
Net investment income (loss)	1.43%A	1.55%	1.46%	1.61%	1.59%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,225,419	$ 2,052,258	$ 1,783,149	$ 1,417,431	$ 1,264,520	$ 1,349,726
Portfolio turnover rateG	50% A	56%	95%	48%	47%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $1.03 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.784 per share. KTotal distributions of $1.01 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.755 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .01%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, futures contracts, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), in-kind transactions, original issue discount, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 397,485,371
Gross unrealized depreciation	(74,178,180)
Net unrealized appreciation (depreciation) on securities	$ 323,307,191

Tax cost	$ 2,696,625,146

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $1,406,526 and a change in net unrealized appreciation (depreciation) of $(1,305,806) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, aggregated $909,379,561 and $710,404,904, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 1,715
Service Class 2	687,469
$ 689,184

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07%(.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 75,139
Service Class	1,347
Service Class 2	182,129
Investor Class	1,596,922
$ 1,855,537

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,687 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,206 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $67,909. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,018, including $260 from securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $44,582 for the period.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Investor Class expenses, during the period in the amount of $43,812.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Initial Class	$ 105,036	$ 3,216,228
Service Class	1,380	43,237
Service Class 2	255,912	6,611,402
Investor Class	989,953	28,583,828
Total	$ 1,352,281	$ 38,454,695
From net realized gain
Initial Class	$ 5,658,831	$ 26,023,873
Service Class	84,986	429,168
Service Class 2	13,787,250	56,876,281
Investor Class	53,333,716	228,918,974
Total	$ 72,864,783	$ 312,248,296

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Initial Class
Shares sold	628,330	1,042,464	$ 10,662,736	$ 17,529,184
Reinvestment of distributions	342,883	1,811,184	5,763,867	29,240,100
Shares redeemed	(910,063)	(1,505,613)	(15,475,765)	(25,160,156)
Net increase (decrease)	61,150	1,348,035	$ 950,838	$ 21,609,128
Service Class
Shares sold	59,314	18,022	$ 995,474	$ 304,183
Reinvestment of distributions	5,159	29,442	86,366	472,405
Shares redeemed	(10,542)	(49,992)	(178,242)	(829,801)
Net increase (decrease)	53,931	(2,528)	$ 903,598	$ (53,213)
Service Class 2
Shares sold	3,725,450	6,313,441	$ 61,944,804	$ 104,119,201
Reinvestment of distributions	852,134	4,004,647	14,043,162	63,487,683
Shares redeemed	(2,043,589)	(3,848,181)	(33,940,911)	(63,330,870)
Net increase (decrease)	2,533,995	6,469,907	$ 42,047,055	$ 104,276,014
Investor Class
Shares sold	8,517,777	8,630,570	$ 143,523,225	$ 144,117,586
Reinvestment of distributions	3,252,914	16,044,130	54,323,669	257,502,803
Shares redeemed	(1,152,281)	(3,613,897)	(19,360,019)	(59,893,560)
Net increase (decrease)	10,618,410	21,060,803	$ 178,486,875	$ 341,726,829

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 80% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPBAL-SANN-0815
1.705697.117

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 24, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 24, 2015